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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

     Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for six of its series, Evergreen Small-Mid Growth Fund, Evergreen Growth Fund, Evergreen Large Cap Equity Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund and Evergreen Omega Fund, for the year ended September 30, 2006. These six series have a September 30 fiscal year end.

Date of reporting period: September 30, 2006

Item 1 - Reports to Stockholders.

Evergreen Small-Mid Growth Fund

Evergreen

SMALL-MID GROWTH FUND

Annual Report
as of September 30, 2006

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENT OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov.

The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Small-Mid Growth Fund, covering the period ended September 30, 2006.

While the U.S. economy demonstrated remarkable resilience throughout the fiscal year, the equity markets fought through some volatile and uncertain periods before finally finishing on a strong note in the closing months of the period. During the year, investors took encouragement from two developments: the relaxation of oil and gas prices, which had reached record heights by early July; and the decision of the U.S. Federal Reserve Board (“Fed”) to pause in its cycle of rate hikes that had seen short-term interest rates rise from 1.00% to 5.25% since June 2004. Led by large-company shares, the stock market rallied sharply in the summer months, lifting the Dow Jones Industrial Average to a near all-time high by the end of the period, although the broader-based Standard & Poor’s 500 Index remained well below its record level.

The domestic economy frequently showed its strength and flexibility throughout the fiscal year. Demand growth was particularly robust in early 2006, with Gross Domestic Product surging by more than 5% in the first quarter of the period. Growth then decelerated to an annualized rate of approximately 2.5% in the second quarter of the period, as speculative activity diminished in the nation’s housing market. Yet healthy levels of growth in personal consumption and business investment enabled demand to grow at more historically average rates, enabling the overall economy to absorb the comparative weakness in housing from prior year levels. In addition, energy prices fell dramatically in the waning months of the fiscal period, boosting consumer confidence and brightening the prospects for lower inflation in the months ahead. Indeed, monetary officials at the Fed seemed to agree, as the moderation in housing and energy highlighted their decisions to hold interest rates steady at their most recent policy meetings.

Equities generally delivered positive returns for the entire twelve month period, albeit with considerable interim volatility. Driven by attractive valuations, large-cap stocks gained the performance edge over mid-cap and small-cap stocks

1

LETTER TO SHAREHOLDERS continued

during the investment period, while value continued to outpace growth. Stock performance, however, was very uneven from sector to sector within the domestic market, which generally fell short of the returns generated internationally.

In this environment, managers of Evergreen’s domestic equity funds tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability. The management team for the Evergreen Large Company Growth Fund and the Evergreen Omega Fund, for example, continued to position their portfolios based upon bottom-up, fundamental analysis. The Evergreen Mid Cap Growth Fund and the Evergreen Small-Mid Growth Fund sought companies that were best positioned to grow in a decelerating economic environment. The team supervising the Evergreen Growth Fund maintained their focus on reasonably priced small-cap growth companies with above-average earnings expectations, while the Evergreen Large Cap Equity Fund employed a diversified core strategy combining both value and growth styles of investing.

While challenges and concerns may periodically surface to weigh on investor sentiment, we believe the fundamental backdrop for long-term investors remains solid. As always, we encourage investors to maintain diversified investment strategies, including allocations to equity funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short- term trading policy does not apply to:

Money market funds;

Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short- term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of September 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Donald M. Bisson, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/11/2005

	Class A	Class I
Class inception date	10/11/2005	10/11/2005

Nasdaq symbol	ESMGX	ESMIX

Cumulative return

Since portfolio inception with sales charge	8.67%	N/A

Since portfolio inception w/o sales charge	15.30%	15.40%

Maximum sales charge	5.75%	N/A
	Front-end

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class I, please go to EvergreenInvestments.com/fundperformance. Class A shares are not available for sale to the public. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance results are extremely short term, and may not provide an adequate basis for evaluating a fund’s performance over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund’s recent inception, existing market and economic conditions and the increased potential of a small number of stocks affecting fund performance due to the smaller asset size. Most mutual funds are intended to be long-term investments.

The fund incurs a 12b-1 fee of 0.30% for Class A. Class I does not pay a 12b-1 fee.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in the Evergreen Small-Mid Growth Fund Class I shares versus a similar investment in the Russell 2500 Growth Index (Russell 2500 Growth) and the Consumer Price Index (CPI).

The Russell 2500 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class I shares returned 15.40% for the period ended September 30, 2006. During the same period, the Russell 2500 Growth returned 12.42% .

The fund seeks long-term capital growth. The fund performed strongly during the period, outpacing the benchmark Russell 2500 Growth. While we did not make any major overweight or underweight decisions in any sectors, we began the investment period with emphasis on industrials, energy and materials stocks. These were areas of the market highly exposed to the cyclical movements in the economy and were positioned to benefit from accelerating industrial expansion in China and India as well as in the United States. Stocks in these groups tended to do well in the final quarter of 2005 and the first quarter of 2006 when the global economy expanded rapidly and corporate profit growth was robust. As 2006 progressed and stock market investors began to anticipate that the Federal Reserve’s sustained pace of interest-rate hikes would lead to an economic slowdown, we lowered our focus on industrials stocks. However, we profited when one major materials company, Glamis Gold, was acquired at a significant premium to its stock price. As we adjusted our emphasis on industrials stocks, we added to our investments in health care and consumer staples companies; areas not as exposed to cyclical fluctuations. We retained an emphasis on the energy sector for most of the period, although we did temporarily reduce these holdings to an underweight position during the summer months when stock prices were very high.

Our investments in the industrials sector helped results significantly, with holdings such as Regal Beloit and Thomas & Betts performing particularly well. Regal Beloit is a manufacturer of industrial components that had acquired the motor business of General Electric along with many of the business’ key executives. Regal Beloit then showed strong earnings growth, driven by revenues from sales of motors for heating and air conditioning systems. Thomas & Betts showed significant profit growth after it restructured itself under new management, emphasizing a few core businesses. The company, which produces a variety of electrical components for the industrial and utility markets, performed well throughout the period, demonstrating little vulnerability to the slowing residential housing industry. In the energy sector, several holdings performed particularly well, led by McDermott International, International Drillquip and Cooper Cameron, all of which were exposed to the oil services industry at a time when energy drilling activities increased substantially. We have sold the position in Cooper Cameron. In the materials sector, the leading contributor was Glamis Gold, a gold mining company mentioned earlier that was acquired at a substantial premium as the world price of gold was near its peak. Other investments that helped support results included: Akamai Technologies, an information technology company, Time Warner Telecom, a telecommunications provider; and American Eagle, a clothing retailer with appeal to the teen market.

Despite healthy overall fund performance, some investments did prove to be disappointing. Openwave, which provides browsers for cell phones accessing the internet, saw its earnings slow as the company’s core products became less differentiated from those of competitors. We have sold this position. Also detracting from results was our investment in Labor Ready, which specializes in providing temporary workers with a wide range of skills to a variety of industries. Investors worried that the slowdown in the housing industry would hurt Labor Ready’s revenues.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of September 30, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2006	9/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 938.93	$ 5.78
Class I	$ 1,000.00	$ 939.74	$ 4.47
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.10	$ 6.02
Class I	$ 1,000.00	$ 1,020.46	$ 4.66

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.19% for Class A and 0.92% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
September 30,
CLASS A	2006[1]

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	(0.05)
Net realized and unrealized gains or losses on investments	1.58

Total from investment operations	1.53

Net asset value, end of period	$11.53

Total return[2]	15.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 3
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.18%[3,4]
Expenses excluding waivers/reimbursements and expense reductions	1.99%[3]
Net investment income (loss)	(0.66%)[3]
Portfolio turnover rate	132%

1 For the period from October 11, 2005 (commencement of class operations), to September 30, 2006.

2 Excluding applicable sales charges

3 Annualized

4 Including the expense reductions, the ratio would be 1.17%.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
September 30,
CLASS I	2006[1]

Net asset value, beginning of period	$ 10.00

Income from investment operations
Net investment income (loss)	(0.02)
Net realized and unrealized gains or losses on investments	1.56

Total from investment operations	1.54

Net asset value, end of period	$ 11.54

Total return	15.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$22,429
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.93%[2,3]
Expenses excluding waivers/reimbursements and expense reductions	1.74%[2]
Net investment income (loss)	(0.37%)[2]
Portfolio turnover rate	132%

1 For the period from October 11, 2005 (commencement of class operations), to September 30, 2006.

2 Annualized

3 Including the expense reductions, the ratio would be 0.92%.

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

September 30, 2006

	Shares	Value

COMMON STOCKS 97.9%
CONSUMER DISCRETIONARY 20.1%
Diversified Consumer Services 3.8%
ITT Educational Services, Inc. *	6,600	$ 437,580
Strayer Education, Inc.	3,900	422,019

		859,599

Hotels, Restaurants & Leisure 2.0%
Panera Bread Co., Class A *	7,700	448,525

Leisure Equipment & Products 1.8%
Pool Corp.	10,200	392,700

Media 2.1%
Lamar Advertising Co., Class A *	8,800	470,008

Multi-line Retail 2.1%
Family Dollar Stores, Inc.	16,200	473,688

Specialty Retail 6.7%
Abercrombie & Fitch Co., Class A	7,900	548,892
American Eagle Outfitters, Inc.	13,800	604,854
GameStop Corp., Class A *	7,300	337,844

		1,491,590

Textiles, Apparel & Luxury Goods 1.6%
Polo Ralph Lauren Corp., Class A	5,700	368,733

CONSUMER STAPLES 4.3%
Food Products 2.1%
Hain Celestial Group, Inc. *	18,600	475,416

Personal Products 2.2%
Herbalife, Ltd. *	12,900	488,652

ENERGY 3.7%
Energy Equipment & Services 1.0%
Cameron International Corp. *	4,760	229,956

Oil, Gas & Consumable Fuels 2.7%
Helix Energy Solutions, Inc. *	7,700	257,180
Southwestern Energy Co. *	11,928	356,289

		613,469

FINANCIALS 5.8%
Capital Markets 3.9%
Affiliated Managers Group, Inc. *	4,700	470,517
Investors Financial Services Corp.	9,400	404,952

		875,469

Commercial Banks 1.9%
Cullen/Frost Bankers, Inc.	7,300	422,086

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

September 30, 2006

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 17.5%
Biotechnology 1.5%
Cephalon, Inc. *	5,500	$ 339,625

Health Care Equipment & Supplies 7.9%
American Medical Systems Holdings, Inc. *	11,900	219,317
ArthroCare Corp. *	10,000	468,600
Bausch & Lomb, Inc.	8,200	411,066
Conor Medsystems, Inc. *	9,400	221,558
Hologic, Inc. *	10,300	448,256

		1,768,797

Health Care Providers & Services 6.1%
DaVita, Inc. *	8,200	474,534
Manor Care, Inc.	11,000	575,080
VCA Antech, Inc. *	9,000	324,540

		1,374,154

Life Sciences Tools & Services 2.0%
Qiagen NV *	28,300	448,272

INDUSTRIALS 13.4%
Commercial Services & Supplies 5.6%
Brady Corp.	11,600	407,856
ChoicePoint, Inc. *	10,000	358,000
Labor Ready, Inc. *	13,500	215,055
Watson Wyatt Worldwide, Inc.	6,500	265,980

		1,246,891

Electrical Equipment 3.7%
Roper Industries, Inc.	10,000	447,400
Thomas & Betts Corp. *	8,000	381,680

		829,080

Industrial Conglomerates 0.9%
McDermott International, Inc. *	4,900	204,820

Machinery 1.5%
Kennametal, Inc.	5,900	334,235

Road & Rail 1.7%
Landstar System, Inc.	9,000	384,300

INFORMATION TECHNOLOGY 25.2%
Communications Equipment 5.9%
Arris Group, Inc. *	36,800	421,728
F5 Networks, Inc. *	8,600	461,992
Redback Networks, Inc. *	13,100	181,828
Sonus Networks, Inc. *	48,800	256,688

		1,322,236

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

September 30, 2006

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 3.5%
Akamai Technologies, Inc. *	5,500	$ 274,945
WebEx Communications, Inc. *	12,900	503,358

		778,303

IT Services 5.6%
Cognizant Technology Solutions Corp., Class A *	3,600	266,616
Global Payments, Inc.	11,500	506,115
MoneyGram International, Inc.	7,700	223,762
WNS Holdings, Ltd. *	9,100	259,805

		1,256,298

Semiconductors & Semiconductor Equipment 6.0%
Fairchild Semiconductor International, Inc., Class A *	23,400	437,580
Power Integrations, Inc. *	30,600	599,760
SiRF Technology Holdings, Inc. *	13,300	319,067

		1,356,407

Software 4.2%
Amdocs, Ltd. *	12,200	483,120
ANSYS, Inc. *	9,700	428,546
CommVault Systems, Inc. *	2,000	36,000

		947,666

MATERIALS 2.0%
Chemicals 2.0%
NOVA Chemicals Corp.	14,700	451,437

TELECOMMUNICATION SERVICES 5.9%
Diversified Telecommunication Services 1.2%
Time Warner Telecom, Inc. *	13,800	262,338

Wireless Telecommunication Services 4.7%
Leap Wireless International, Inc. *	10,700	518,843
NII Holdings, Inc., Class B *	8,600	534,576

		1,053,419

Total Common Stocks (cost $20,660,077)		21,968,169

SHORT-TERM INVESTMENTS 2.6%
MUTUAL FUND SHARES 2.6%
Evergreen Institutional Money Market Fund ø (cost $579,960)	579,960	579,960

Total Investments (cost $21,240,037) 100.5%		22,548,129
Other Assets and Liabilities (0.5%)		(115,302)

Net Assets 100.0%		$ 22,432,827

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2006

The following table shows the percent of total long-term investments by sector as of September 30, 2006:
Information Technology	25.7%
Consumer Discretionary	20.5%
Health Care	17.9%
Industrials	13.7%
Telecommunication Services	6.0%
Financials	5.9%
Consumer Staples	4.4%
Energy	3.8%
Materials	2.1%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006

Assets
Investments in securities, at value (cost $20,660,077)	$ 21,968,169
Investments in affiliated money market fund, at value (cost $579,960)	579,960

Total investments	22,548,129
Receivable for securities sold	25,576
Receivable for Fund shares sold	67,898
Dividends receivable	8,429
Prepaid expenses and other assets	18,656

Total assets	22,668,688

Liabilities
Payable for securities purchased	202,895
Payable for Fund shares redeemed	12,175
Advisory fee payable	579
Due to other related parties	579
Accrued expenses and other liabilities	19,633

Total liabilities	235,861

Net assets	$ 22,432,827

Net assets represented by
Paid-in capital	$ 21,290,039
Undistributed net investment loss	(37)
Accumulated net realized losses on investments	(165,267)
Net unrealized gains on investments	1,308,092

Total net assets	$ 22,432,827

Net assets consists of
Class A	$ 3,391
Class I	22,429,436

Total net assets	$ 22,432,827

Shares outstanding (unlimited number of shares authorized)
Class A	294
Class I	1,944,067

Net asset value per share
Class A	$ 11.53
Class A — Offering price (based on sales charge of 5.75%)	$ 12.23
Class I	$ 11.54

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Period Ended September 30, 2006 (a)

Investment income
Dividends (net of foreign withholding taxes of $798)	$ 37,701
Income from affiliate	16,035
Interest	3,751

Total investment income	57,487

Expenses
Advisory fee	72,776
Distribution Plan expenses	7
Administrative services fee	10,345
Transfer agent fees	114
Trustees’ fees and expenses	1,604
Printing and postage expenses	23,552
Custodian and accounting fees	8,501
Registration and filing fees	44,022
Professional fees	17,458
Other	2,618

Total expenses	180,997
Less: Expense reductions	(854)
Fee waivers and expense reimbursements	(84,531)

Net expenses	95,612

Net investment loss	(38,125)

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(165,267)
Foreign currency related transactions	5

Net realized losses on investments	(165,262)
Net change in unrealized gains or losses on investments	1,308,092

Net realized and unrealized gains or losses on investments	1,142,830

Net increase in net assets resulting from operations	$ 1,104,705

(a) For the period from October 11, 2005 (commencement of operations), to September 30, 2006.

See Notes to Financial Statements

14

STATEMENT OF CHANGES IN NET ASSETS

	Period Ended
	September 30, 2006 (a)

Operations
Net investment loss	$ (38,125)
Net realized losses on investments		(165,262)
Net change in unrealized gains or losses on investments		1,308,092

Net increase in net assets resulting from operations		1,104,705

	Shares
Capital share transactions
Proceeds from shares sold
Class A	294	3,094
Class I	1,984,594	21,782,597

		21,785,691

Payment for shares redeemed
Class I	(40,527)	(457,569)

Net increase in net assets resulting from capital share transactions		21,328,122

Total increase in net assets		22,432,827
Net assets
Beginning of period		0

End of period	$ 22,432,827

Undistributed net investment loss	$ (37)

(a) For the period from October 11, 2005 (commencement of operations), to September 30, 2006.

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Small-Mid Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class A shares are currently not available for sale to the public. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class A shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market value due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-

16

NOTES TO FINANCIAL STATEMENTS continued

party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses. During the period ended September 30, 2006, the following amounts were reclassified:

Paid-in capital	$ (38,083)
Undistributed net investment loss	38,088
Accumulated net realized losses on investments	(5)

17

NOTES TO FINANCIAL STATEMENTS continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the period ended September 30, 2006, EIMC waived its advisory fee in the amount of $72,776 and reimbursed other expenses in the amount of $11,755.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the period ended September 30, 2006, the Fund paid brokerage commissions of $860 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class A shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $34,247,985 and $13,422,641, respectively, for the period ended September 30, 2006.

18

NOTES TO FINANCIAL STATEMENTS continued

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $21,372,994. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,661,500 and $486,365, respectively, with a net unrealized appreciation of $1,175,135.

As of September 30, 2006, the Fund had $27,740 in capital loss carryovers for federal income tax purposes expiring in 2014.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2006, the Fund incurred and will elect to defer post-October losses of $4,570.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the period ended September 30, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Undistributed	Unrealized	Carryovers and
Ordinary Loss	Appreciation	Post-October Losses

$ 37	$ 1,175,135	$ 32,310

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten periods.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at

19

NOTES TO FINANCIAL STATEMENTS continued

0.50% per annum above the Federal Funds rate. Effective July 3, 2006, the Fund was eligible to participate in the $100 million credit facility. All of the participating funds are charged an annual commitment fee of 0.08% on the unused balance, which is allocated pro rata. During the period ended September 30, 2006, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

20

NOTES TO FINANCIAL STATEMENTS continued

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the

21

NOTES TO FINANCIAL STATEMENTS continued

application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Small-Mid Growth Fund, a series of Evergreen Equity Trust, as of September 30, 2006, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from October 11, 2005 (commencement of operations) to September 30, 2006. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Small-Mid Growth Fund as of September 30, 2006, the results of its operations, changes in its net assets and financial highlights for the period described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 22, 2006

23

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Small-Mid Growth Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

24

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and

25

ADDITIONAL INFORMATION (unaudited) continued

other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were

26

ADDITIONAL INFORMATION (unaudited) continued

appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. In the case of the Fund, the Trustees noted that the Fund had recently commenced operations and so had only a limited operating history.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement. The Trustees also noted EIMC’s commitment to extend the Fund’s expense cap for an additional year.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid

27

ADDITIONAL INFORMATION (unaudited) continued

by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of September 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

576003 rv3 11/2006

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

576003 rv3 11/2006

Evergreen Growth Fund

Evergreen

GROWTH FUND

Annual Report
as of September 30, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
29	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
30	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Growth Fund, covering the twelve-month period ended September 30, 2006.

While the U.S. economy demonstrated remarkable resilience throughout the fiscal year, the equity markets fought through some volatile and uncertain periods before finally finishing on a strong note in the closing months of the period. During the year, investors took encouragement from two developments: the relaxation of oil and gas prices, which had reached record heights by early July; and the decision of the U.S. Federal Reserve Board (“Fed”) to pause in its cycle of rate hikes that had seen short-term interest rates rise from 1.00% to 5.25% since June 2004. Led by large-company shares, the stock market rallied sharply in the summer months, lifting the Dow Jones Industrial Average to a near all-time high by the end of the period, although the broader-based Standard & Poor’s 500 Index remained well below its record level.

The domestic economy frequently showed its strength and flexibility throughout the fiscal year. Demand growth was particularly robust in early 2006, with Gross Domestic Product surging by more than 5% in the first quarter of the period. Growth then decelerated to an annualized rate of approximately 2.5% in the second quarter of the period, as speculative activity diminished in the nation’s housing market. Yet healthy levels of growth in personal consumption and business investment enabled demand to grow at more historically average rates, enabling the overall economy to absorb the comparative weakness in housing from prior year levels. In addition, energy prices fell dramatically in the waning months of the fiscal period, boosting consumer confidence and brightening the prospects for lower inflation in the months ahead. Indeed, monetary officials at the Fed seemed to agree, as the moderation in housing and energy highlighted their decisions to hold interest rates steady at their most recent policy meetings.

Equities generally delivered positive returns for the entire twelve month period, albeit with considerable interim volatility. Driven by attractive valuations, large-cap stocks gained the performance edge over mid-cap and small-cap stocks

1

LETTER TO SHAREHOLDERS continued

during the investment period, while value continued to outpace growth. Stock performance, however, was very uneven from sector to sector within the domestic market, which generally fell short of the returns generated internationally.

In this environment, managers of Evergreen’s domestic equity funds tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability. The management team for the Evergreen Large Company Growth Fund and the Evergreen Omega Fund, for example, continued to position their portfolios based upon bottom-up, fundamental analysis. The Evergreen Mid Cap Growth Fund and the Evergreen Small-Mid Growth Fund sought companies that were best positioned to grow in a decelerating economic environment. The team supervising the Evergreen Growth Fund maintained their focus on reasonably priced small-cap growth companies with above-average earnings expectations, while the Evergreen Large Cap Equity Fund employed a diversified core strategy combining both value and growth styles of investing.

While challenges and concerns may periodically surface to weigh on investor sentiment, we believe the fundamental backdrop for long-term investors remains solid. As always, we encourage investors to maintain diversified investment strategies, including allocations to equity funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of September 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Theodore W. Price, CFA

• Paul Carder, CFA

• Jeffrey S. Drummond, CFA

• Linda Z. Freeman, CFA

• Jeffrey Harrison, CFA

• Edward Rick, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/15/1985

	Class A	Class B	Class C	Class I
Class inception date	6/5/1995	10/18/1999	4/15/1985	11/19/1997

Nasdaq symbol	EGWAX	EGRBX	EGRTX	EGRYX

Average annual return*

1-year with sales charge	-3.34%	-2.65%	0.93%	N/A

1-year w/o sales charge	2.55%	1.82%	1.82%	2.89%

5-year	8.30%	8.50%	8.78%	9.89%

10-year	6.17%	6.01%	6.00%	7.19%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B and I prior to their inception is based on the performance of Class C, the original class offered. The historical returns for Class I reflect the 1.00% 12b-1 fee applicable to Class C. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Growth Fund Class A shares versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 2.55% for the twelve-month period ended September 30, 2006, excluding any applicable sales charges. During the same period, the Russell 2000 Growth returned 5.88%.

The fund seeks long-term capital growth.

The fiscal year saw considerable volatility in the performance of small-cap growth stocks. The Russell 2000 Growth, a benchmark for small company growth stocks, returned positive results at year end, but experienced wide fluctuations in performance during the period. The index produced positive results only in the first half of the fiscal year while falling in the second half amid growing investor anxieties about risks associated with smaller company stocks. The fund’s performance lagged the index during those latter months and for the year as a whole. Our portfolio has consistently invested in companies with above-average earnings growth expectations which sold at reasonable prices. We began the period with overweight positions in energy, industrials, information technology and telecommunications services stocks. At the same time, we de-emphasized consumer discretionary, financials and utility stocks. As the fiscal year progressed, we reduced our overweight in energy stocks in the second quarter of 2006, paring back our positions in land drilling and exploration and production companies because of concerns about weakness in natural gas prices. We remained underweighted in energy at the end of the period.

During the first half of the fiscal year, when small cap growth stocks produced positive results, our investments in energy, industrials and telecommunications services companies helped performance. Our underweight position in the consumer discretionary sector was a positive factor because of our lack of exposure to the media industry and good stock selection among consumer-sensitive companies. Within the telecom sector one of the standout performers in the early months of the fiscal year was SBA Communications, a wireless communications firm. In the industrials sector, investments that helped support results included Manitowoc, a producer of cranes for construction sites, and OshKosh Truck Corp., a leading manufacturer of heavy-duty trucks for both the commercial and military markets.

After the fund had performed strongly early in 2006, it trailed the Russell 2000 Growth for the final two quarters of the fiscal year when small-cap stocks generally produced negative results. Our investments in the information technology sector helped support results, especially in semiconductor-related companies, but our consumer discretionary positions tended to be a drag on results. Semiconductor related companies that performed well included ATMI, Inc., Rudolph Technologies and Power Integrations. Within our consumer discretionary portfolios, several companies were positive contributors earlier in the fiscal year, including Conn’s, Inc. and Jos.A. Bank Clothiers, but later proved to be major detractors. Jos. A. Bank Clothiers, however, did recover late in the fiscal year. Despite our emphasis on energy companies that we believed were less vulnerable to fluctuations in commodity prices, several of our holdings underperformed when investors broadly sold companies in this sector as oil and natural gas prices declined. Companies affected included Superior Energy Services, Tetra Technologies, Inc. and Oceaneering International, Inc., all of which are involved in deepwater drilling operations.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of September 30, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2006	9/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 896.69	$ 6.04
Class B	$ 1,000.00	$ 893.67	$ 9.35
Class C	$ 1,000.00	$ 893.54	$ 9.35
Class I	$ 1,000.00	$ 898.44	$ 4.62
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.70	$ 6.43
Class B	$ 1,000.00	$ 1,015.19	$ 9.95
Class C	$ 1,000.00	$ 1,015.19	$ 9.95
Class I	$ 1,000.00	$ 1,020.21	$ 4.91

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.27% for Class A, 1.97% for Class B, 1.97% for Class C and 0.97% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 19.03	$ 15.41	$ 14.08	$ 10.66	$ 12.35

Income from investment operations
Net investment income (loss)	(0.16)[1]	(0.17)[1]	(0.16)[1]	(0.13)[1]	(0.13)[1]
Net realized and unrealized gains or losses on investments	0.55	3.79	1.49	3.55	(1.56)

Total from investment operations	0.39	3.62	1.33	3.42	(1.69)

Distributions to shareholders from
Net realized gains	(2.07)	0	0	0	0

Net asset value, end of period	$ 17.35	$ 19.03	$ 15.41	$ 14.08	$ 10.66

Total return[2]	2.55%	23.49%	9.45%	32.08%	(13.68%)

Ratios and supplemental data
Net assets, end of period (thousands)	$91,606	$94,947	$82,353	$66,586	$49,793
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.26%	1.25%	1.27%	1.36%	1.32%
Expenses excluding waivers/reimbursements
and expense reductions	1.26%	1.25%	1.27%	1.36%	1.32%
Net investment income (loss)	(0.88%)	(0.96%)	(1.03%)	(1.05%)	(0.95%)
Portfolio turnover rate	91%	80%	87%	120%	89%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 17.21	$ 14.04	$ 12.91	$ 9.86	$ 11.50

Income from investment operations
Net investment income (loss)	(0.25)[1]	(0.26)[1]	(0.25)[1]	(0.20)[1]	(0.21)[1]
Net realized and unrealized gains or losses on investments	0.48	3.43	1.38	3.25	(1.43)

Total from investment operations	0.23	3.17	1.13	3.05	(1.64)

Distributions to shareholders from
Net realized gains	(2.07)	0	0	0	0

Net asset value, end of period	$ 15.37	$ 17.21	$ 14.04	$ 12.91	$ 9.86

Total return[2]	1.82%	22.58%	8.75%	30.93%	(14.26%)

Ratios and supplemental data
Net assets, end of period (thousands)	$18,940	$21,955	$20,926	$19,127	$12,073
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.96%	1.95%	1.98%	2.08%	2.08%
Expenses excluding waivers/reimbursements
and expense reductions	1.96%	1.95%	1.98%	2.08%	2.08%
Net investment income (loss)	(1.59%)	(1.67%)	(1.73%)	(1.77%)	(1.71%)
Portfolio turnover rate	91%	80%	87%	120%	89%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 17.19	$ 14.02	$ 12.90	$ 9.84	$ 11.49

Income from investment operations
Net investment income (loss)	(0.25)[1]	(0.26)[1]	(0.25)[1]	(0.20)[1]	(0.22)[1]
Net realized and unrealized gains or losses on investments	0.48	3.43	1.37	3.26	(1.43)

Total from investment operations	0.23	3.17	1.12	3.06	(1.65)

Distributions to shareholders from
Net realized gains	(2.07)	0	0	0	0

Net asset value, end of period	$ 15.35	$ 17.19	$ 14.02	$ 12.90	$ 9.84

Total return[2]	1.82%	22.61%	8.68%	31.10%	(14.36%)

Ratios and supplemental data
Net assets, end of period (thousands)	$168,681	$201,363	$202,086	$220,442	$199,078
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.96%	1.95%	1.97%	2.09%	2.07%
Expenses excluding waivers/reimbursements
and expense reductions	1.96%	1.95%	1.97%	2.09%	2.07%
Net investment income (loss)	(1.59%)	(1.67%)	(1.73%)	(1.77%)	(1.70%)
Portfolio turnover rate	91%	80%	87%	120%	89%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 19.47	$ 15.72	$ 14.32	$ 10.82	$ 12.50

Income from investment operations
Net investment income (loss)	(0.11)[1]	(0.12)[1]	(0.12)[1]	(0.10)[1]	(0.10)[1]
Net realized and unrealized gains or losses on investments	0.57	3.87	1.52	3.60	(1.58)

Total from investment operations	0.46	3.75	1.40	3.50	(1.68)

Distributions to shareholders from
Net realized gains	(2.07)	0	0	0	0

Net asset value, end of period	$ 17.86	$ 19.47	$ 15.72	$ 14.32	$ 10.82

Total return	2.89%	23.85%	9.78%	32.35%	(13.44%)

Ratios and supplemental data
Net assets, end of period (thousands)	$692,450	$705,901	$623,418	$497,489	$139,378
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.96%	0.95%	0.98%	1.07%	1.07%
Expenses excluding waivers/reimbursements
and expense reductions	0.96%	0.95%	0.98%	1.07%	1.07%
Net investment income (loss)	(0.59%)	(0.67%)	(0.73%)	(0.77%)	(0.70%)
Portfolio turnover rate	91%	80%	87%	120%	89%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2006

	Shares	Value

COMMON STOCKS 97.2%
CONSUMER DISCRETIONARY 12.8%
Diversified Consumer Services 0.8%
Steiner Leisure, Ltd. * (p)	178,100	$7,489,105

Hotels, Restaurants & Leisure 4.3%
California Pizza Kitchen, Inc. *	130,900	3,917,837
Gaylord Entertainment Co. * (p)	157,736	6,916,723
Penn National Gaming, Inc. * (p)	202,400	7,391,648
Pinnacle Entertainment, Inc. * (p)	258,300	7,263,396
Rare Hospitality International, Inc. * (p)	199,061	6,083,304
Shuffle Master, Inc. * (p)	130,373	3,521,375
Texas Roadhouse, Inc., Class A * (p)	575,500	7,067,140

		42,161,423

Internet & Catalog Retail 0.3%
Stamps.com, Inc. * (p)	145,400	2,771,324

Leisure Equipment & Products 0.6%
Pool Corp. (p)	163,807	6,306,570

Multi-line Retail 0.6%
Conn’s, Inc. * (p)	273,900	5,716,293

Specialty Retail 4.8%
A.C. Moore Arts & Crafts, Inc. * (p)	220,005	4,186,695
Children’s Place Retail Stores, Inc. * (p)	122,000	7,811,660
Citi Trends, Inc. * (p)	147,800	5,100,578
Guitar Center, Inc. * (p)	111,580	4,985,394
Hibbett Sporting Goods, Inc. * (p)	275,405	7,210,103
Jos. A. Bank Clothiers, Inc. * (p)	100,150	3,000,494
Monro Muffler Brake, Inc. (p)	121,055	4,117,081
Stage Stores, Inc. (p)	229,557	6,735,202
Tractor Supply Co. * (p)	79,700	3,846,322

		46,993,529

Textiles, Apparel & Luxury Goods 1.4%
Carter’s, Inc. * (p)	380,700	10,046,673
True Religion Apparel, Inc. * (p)	158,900	3,354,379

		13,401,052

CONSUMER STAPLES 1.5%
Food & Staples Retailing 1.5%
Central European Distribution Corp. * (p)	275,249	6,443,579
United Natural Foods, Inc. * (p)	255,300	7,911,747

		14,355,326

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2006

	Shares	Value

COMMON STOCKS continued
ENERGY 4.9%
Energy Equipment & Services 4.3%
Basic Energy Services, Inc. *	249,400	$6,085,360
Core Laboratories NV *	84,400	5,384,720
Oceaneering International, Inc. * (p)	164,100	5,054,280
Superior Energy Services, Inc. *	373,450	9,806,797
Tetra Technologies, Inc. * (p)	350,200	8,460,832
Universal Compression Holdings, Inc. * (p)	129,800	6,937,810

		41,729,799

Oil, Gas & Consumable Fuels 0.6%
Bois D’Arc Energy, Inc. * (p)	177,700	2,718,810
Comstock Resources, Inc. * (p)	103,350	2,805,952

		5,524,762

FINANCIALS 7.0%
Capital Markets 0.2%
Evercore Partners, Inc., Class A * (p)	51,200	1,474,560

Commercial Banks 4.1%
Home BancShares, Inc.	244,650	5,401,872
Prosperity Bancshares, Inc. (p)	274,500	9,343,980
Signature Bank * (p)	145,900	4,512,687
Sterling Bancshares, Inc. (p)	378,500	7,664,625
United Community Banks, Inc. (p)	249,800	7,506,490
Whitney Holding Corp. (p)	160,000	5,723,200

		40,152,854

Consumer Finance 0.8%
Asta Funding, Inc. (p)	211,646	7,934,609

Insurance 1.9%
Argonaut Group, Inc. * (p)	128,400	3,984,252
Hilb, Rogal & Hobbs Co. (p)	177,800	7,583,170
Hub International, Ltd.	227,700	6,585,084

		18,152,506

HEALTH CARE 20.3%
Biotechnology 4.1%
Arena Pharmaceuticals, Inc. * (p)	355,705	4,261,346
BioMarin Pharmaceutical, Inc. * (p)	313,800	4,465,374
Cubist Pharmaceuticals, Inc. * (p)	209,400	4,552,356
Digene Corp. * (p)	155,000	6,688,250

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2006

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Biotechnology continued
Human Genome Sciences, Inc. * (p)	273,800	$3,159,652
Myogen, Inc. * (p)	123,500	4,332,380
Myriad Genetics, Inc. * (p)	181,000	4,461,650
Progenics Pharmaceuticals, Inc. * (p)	185,900	4,361,214
ZymoGenetics, Inc. * (p)	183,400	3,093,958

		39,376,180

Health Care Equipment & Supplies 7.2%
ArthroCare Corp. * (p)	230,000	10,777,800
Conor Medsystems, Inc. * (p)	202,400	4,770,568
Hologic, Inc. * (p)	226,200	9,844,224
Immucor, Inc. *	309,900	6,944,859
Kyphon, Inc. * (p)	136,000	5,089,120
LifeCell Corp. * (p)	255,400	8,228,988
Mentor Corp. (p)	105,700	5,326,223
Meridian Bioscience, Inc. (p)	186,600	4,386,966
Respironics, Inc. * (p)	199,200	7,691,112
Thoratec Corp. * (p)	462,100	7,213,381

		70,273,241

Health Care Providers & Services 6.1%
HealthExtras, Inc. * (p)	206,200	5,837,522
LCA-Vision, Inc. (p)	57,700	2,383,587
Pediatrix Medical Group, Inc. *	136,000	6,201,600
PSS World Medical, Inc. *	446,500	8,925,535
Psychiatric Solutions, Inc. * (p)	303,298	10,339,429
Sunrise Senior Living, Inc. * (p)	165,900	4,955,433
Symbion, Inc. * (p)	361,100	6,629,796
United Surgical Partners International, Inc. * (p)	147,099	3,652,468
VCA Antech, Inc. * (p)	282,227	10,177,106

		59,102,476

Health Care Technology 0.6%
Allscripts Heathcare Solutions, Inc. * (p)	236,000	5,298,200

Life Sciences Tools & Services 1.3%
Nektar Therapeutics * (p)	297,800	4,291,298
PAREXEL International Corp. *	135,000	4,467,150
Ventana Medical Systems, Inc. * (p)	103,900	4,242,237

		13,000,685

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2006

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 1.0%
Cardiome Pharma Corp. * (p)	511,347	$5,906,058
Medicis Pharmaceutical Corp., Class A	119,800	3,854,178

		9,760,236

INDUSTRIALS 15.1%
Aerospace & Defense 3.1%
ARGON ST, Inc. * (p)	403,474	9,671,272
BE Aerospace, Inc. *	462,200	9,747,798
Essex Corp. * (p)	210,600	3,664,440
Hexcel Corp. * (p)	519,900	7,356,585

		30,440,095

Air Freight & Logistics 0.8%
Forward Air Corp. (p)	227,116	7,515,268

Airlines 1.6%
AirTran Holdings, Inc. * (p)	693,900	6,883,488
SkyWest, Inc. (p)	343,800	8,429,976

		15,313,464

Commercial Services & Supplies 1.5%
Advisory Board Co. * (p)	157,700	7,967,004
Heidrick & Struggles International, Inc. * (p)	179,200	6,451,200

		14,418,204

Construction & Engineering 0.9%
Quanta Services, Inc. * (p)	548,800	9,252,768

Electrical Equipment 0.8%
Power-One, Inc. * (p)	1,061,050	7,682,002

Machinery 4.2%
ESCO Technologies, Inc. * (p)	173,700	7,997,148
IDEX Corp. (p)	207,700	8,941,485
Manitowoc Co. (p)	216,800	9,710,472
Oshkosh Truck Corp.	164,700	8,312,409
RBC Bearings, Inc. * (p)	246,800	5,960,220

		40,921,734

Road & Rail 0.9%
Heartland Express, Inc. (p)	566,133	8,876,966

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2006

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Trading Companies & Distributors 1.3%
Interline Brands, Inc. * (p)	240,809	$5,943,166
Williams Scotsman International, Inc. * (p)	308,400	6,587,424

		12,530,590

INFORMATION TECHNOLOGY 29.7%
Communications Equipment 3.8%
AudioCodes, Ltd. * (p)	515,360	4,839,230
Comtech Telecommunications Corp. * (p)	354,000	11,851,920
F5 Networks, Inc. * (p)	196,250	10,542,550
Foundry Networks, Inc. *	737,300	9,695,495

		36,929,195

Computers & Peripherals 0.7%
Stratasys, Inc. * (p)	261,114	6,896,021

Electronic Equipment & Instruments 1.5%
Benchmark Electronics, Inc. *	256,562	6,896,386
Color Kinetics, Inc. * (p)	193,000	3,277,140
Maxwell Technologies, Inc. * (p)	219,714	4,468,983

		14,642,509

Internet Software & Services 8.6%
aQuantive, Inc. * (p)	241,400	5,701,868
Digital Insight Corp. * (p)	393,700	11,543,284
Digitas, Inc. * (p)	647,500	6,228,950
Equinix, Inc. * (p)	248,935	14,960,994
Interwoven, Inc. * (p)	584,300	6,444,829
LivePerson, Inc. * (p)	817,833	4,391,763
NIC, Inc. * (p) +	1,302,767	6,709,250
SAVVIS, Inc. * (p)	226,100	6,443,850
SonicWALL, Inc. * (p)	626,100	6,837,012
ValueClick, Inc. * (p)	615,100	11,403,954
Vocus, Inc. *	191,200	3,017,136

		83,682,890

IT Services 1.8%
eFunds Corp. * (p)	409,274	9,896,245
MPS Group, Inc. * (p)	507,400	7,666,814

		17,563,059

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

September 30, 2006

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 6.8%
ATMI, Inc. * (p)	533,650	$15,513,206
Exar Corp. * (p)	465,300	6,183,837
FormFactor, Inc. * (p)	85,000	3,581,050
PDF Solutions, Inc. * (p)	532,960	5,841,242
Power Integrations, Inc. *	465,800	9,129,680
Rudolph Technologies, Inc. * (p)	563,071	10,321,091
Semtech Corp. * (p)	400,900	5,115,484
Supertex, Inc. * (p)	182,800	7,105,436
Trident Microsystems, Inc. * (p)	161,300	3,751,838

		66,542,864

Software 6.5%
Agile Software Corp. * (p)	447,950	2,925,114
Altiris, Inc. *	231,900	4,890,771
Blackboard, Inc. * (p)	182,600	4,838,900
Bottomline Technologies, Inc. * (p)	603,100	5,886,256
Concur Technologies, Inc. * (p)	509,244	7,409,500
Micros Systems, Inc. * (p)	159,802	7,817,514
Moldflow Corp. * +	229,250	2,730,368
Quality Systems, Inc. (p)	195,374	7,578,557
Transaction Systems Architects, Inc. * (p)	273,100	9,372,792
Witness Systems, Inc. * (p)	534,700	9,373,291

		62,823,063

MATERIALS 1.7%
Chemicals 0.8%
Cytec Industries, Inc. (p)	141,300	7,854,867

Metals & Mining 0.9%
AMCOL International Corp. (p)	331,500	8,257,665

TELECOMMUNICATION SERVICES 4.2%
Diversified Telecommunication Services 3.1%
Cogent Communications Group, Inc. * (p)	792,000	9,179,280
NeuStar, Inc., Class A * (p)	288,300	8,000,325
Time Warner Telecom, Inc. * (p)	708,809	13,474,459

		30,654,064

Wireless Telecommunication Services 1.1%
Leap Wireless International, Inc. * (p)	102,200	4,955,678
SBA Communcations Corp. * (p)	224,300	5,457,219

		10,412,897

Total Common Stocks (cost $797,829,237)		944,184,915

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

September 30, 2006

	Shares	Value

SHORT-TERM INVESTMENTS 28.7%
MUTUAL FUND SHARES 28.7%
Evergreen Institutional Money Market Fund ø	30,637,201	$30,637,201
Navigator Prime Portfolio (p)(p)	248,321,239	248,321,239

Total Short-Term Investments (cost $278,958,440)		278,958,440

Total Investments (cost $1,076,787,677) 125.9%		1,223,143,355
Other Assets and Liabilities (25.9%)		(251,466,506)

Net Assets 100.0%		$971,676,849

*	Non-income producing security
(p)	All or a portion of this security is on loan.
+	Security is deemed illiquid.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)(p)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of September 30, 2006:

Information Technology	30.7%
Health Care	20.8%
Industrials	15.6%
Consumer Discretionary	13.2%
Financials	7.2%
Energy	5.0%
Telecommunication Services	4.3%
Materials	1.7%
Consumer Staples	1.5%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006

Assets
Investments in securities, at value (cost $1,046,150,476) including $236,728,349 of securities
loaned	$1,192,506,154
Investments in affiliated money market fund, at value (cost $30,637,201)	30,637,201

Total investments	1,223,143,355
Receivable for securities sold	10,360,236
Receivable for Fund shares sold	1,587,282
Dividends receivable	351,741
Receivable for securities lending income	43,476
Prepaid expenses and other assets	15,274

Total assets	1,235,501,364

Liabilities
Payable for securities purchased	10,364,832
Payable for Fund shares redeemed	4,890,258
Payable for securities on loan	248,321,239
Advisory fee payable	56,331
Distribution Plan expenses payable	17,915
Due to other related parties	102,507
Accrued expenses and other liabilities	71,433

Total liabilities	263,824,515

Net assets	$971,676,849

Net assets represented by
Paid-in capital	$749,106,030
Undistributed net investment loss	(19,710)
Accumulated net realized gains on investments	76,234,851
Net unrealized gains on investments	146,355,678

Total net assets	$971,676,849

Net assets consists of
Class A	$91,606,304
Class B	18,940,029
Class C	168,680,662
Class I	692,449,854

Total net assets	$971,676,849

Shares outstanding (unlimited number of shares authorized)
Class A	5,278,906
Class B	1,232,043
Class C	10,986,642
Class I	38,775,892

Net asset value per share
Class A	$17.35
Class A — Offering price (based on sales charge of 5.75%)	$18.41
Class B	$15.37
Class C	$15.35
Class I	$17.86

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended September 30, 2006

Investment income
Dividends (net of foreign withholding taxes of $7,102)	$1,796,013
Income from affiliate	1,563,183
Securities lending	468,630

Total investment income	3,827,826

Expenses
Advisory fee	7,089,479
Distribution Plan expenses
Class A	290,261
Class B	210,558
Class C	1,894,130
Administrative services fee	1,015,054
Transfer agent fees	1,173,860
Trustees’ fees and expenses	14,863
Printing and postage expenses	86,085
Custodian and accounting fees	272,273
Registration and filing fees	109,981
Professional fees	40,611
Other	22,869

Total expenses	12,220,024
Less: Expense reductions	(21,223)

Net expenses	12,198,801

Net investment loss	(8,370,975)

Net realized and unrealized gains or losses on investments
Net realized gains on investments	116,381,967
Net change in unrealized gains or losses on investments	(83,357,526)

Net realized and unrealized gains or losses on investments	33,024,441

Net increase in net assets resulting from operations	$24,653,466

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2006		2005

Operations
Net investment loss		$(8,370,975)		$(9,152,762)
Net realized gains on investments		116,381,967		141,794,772
Net change in unrealized gains or
losses on investments		(83,357,526)		76,307,305

Net increase in net assets resulting
from operations		24,653,466		208,949,315

Distributions to shareholders
from
Net realized gains
Class A		(10,244,703)		0
Class B		(2,606,383)		0
Class C		(23,726,496)		0
Class I		(74,916,114)		0

Total distributions to shareholders		(111,493,696)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,398,651	25,243,458	1,448,414	25,217,959
Class B	153,015	2,434,009	146,295	2,305,647
Class C	304,090	4,795,097	246,452	3,892,365
Class I	10,048,801	184,663,268	10,334,975	183,185,624

		217,135,832		214,601,595

Net asset value of shares issued in
reinvestment of distributions
Class A	579,675	9,605,208	0	0
Class B	157,751	2,329,985	0	0
Class C	1,476,592	21,779,740	0	0
Class I	2,359,485	40,134,836	0	0

		73,849,769		0

Automatic conversion of Class B
shares to Class A shares
Class A	38,421	692,450	34,549	595,031
Class B	(43,154)	(692,450)	(38,068)	(595,031)

		0		0

Payment for shares redeemed
Class A	(1,726,317)	(30,877,484)	(1,837,325)	(31,642,057)
Class B	(311,294)	(4,952,145)	(323,233)	(5,055,587)
Class C	(2,508,448)	(39,771,044)	(2,946,305)	(46,234,581)
Class I	(9,884,654)	(181,034,733)	(13,732,643)	(245,235,446)

		(256,635,406)		(328,167,671)

Net increase (decrease) in net assets
resulting from capital share
transactions		34,350,195		(113,566,076)

Total increase (decrease) in net assets		(52,490,035)		95,383,239
Net assets
Beginning of period		1,024,166,884		928,783,645

End of period		$971,676,849		$1,024,166,884

Undistributed net investment loss		$(19,710)		$(13,207)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at

21

NOTES TO FINANCIAL STATEMENTS continued

least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses. During the year ended September 30, 2006, the following amounts were reclassified:

Paid-in capital	$ (8,364,472)
Undistributed net investment loss	8,364,472

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as the aggregate average daily net assets of the Fund and its Variable Annuity counterpart increase.

22

NOTES TO FINANCIAL STATEMENTS continued

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2006, the transfer agent fees were equivalent to an annual rate of 0.12% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2006, the Fund paid brokerage commissions of $22,803 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended September 30, 2006, EIS received $9,600 from the sale of Class A shares and $41,688 and $1,627 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $907,926,855 and $984,042,759, respectively, for the year ended September 30, 2006.

During the year ended September 30, 2006, the Fund loaned securities to certain brokers. At September 30, 2006, the value of securities on loan and the value of collateral amounted to $236,728,349 and $248,321,239, respectively.

23

NOTES TO FINANCIAL STATEMENTS continued

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $1,079,363,414. The gross unrealized appreciation and depreciation on securities based on tax cost was $171,994,852 and $28,214,911, respectively, with a net unrealized appreciation of $143,779,941.

As of September 30, 2006, the Fund had $19,875,336 in capital loss carryovers for federal income tax purposes with $7,984,878 expiring in 2008, $111,919 expiring in 2009 and $11,778,539 expiring in 2010. Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers may be limited in accordance with income tax regulations.

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed
	Long-term
Undistributed	Capital	Unrealized	Capital Loss
Ordinary Loss	Gain	Appreciation	Carryover

$19,710	$98,685,924	$143,779,941	$19,875,336

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid for the year ended September 30, 2006 was $111,493,696 of long-term capital gain. No distributions were paid for the year ended September 30, 2005.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

24

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended September 30, 2006, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

25

NOTES TO FINANCIAL STATEMENTS continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

26

NOTES TO FINANCIAL STATEMENTS continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measure-

27

NOTES TO FINANCIAL STATEMENTS continued

ments and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

14. SUBSEQUENT DISTRIBUTION

On November 14, 2006, the Fund declared distributions from short-term capital gains and long-term capital gains to shareholders of record on November 13, 2006. The per share amounts payable on November 15, 2006 were as follows:

	Short-term	Long-term
	Capital	Capital
	Gains	Gains

Class A	$0.0745	$2.0859
Class B	$0.0745	$2.0859
Class C	$0.0745	$2.0859
Class I	$0.0745	$2.0859

These distributions are not reflected in the accompanying financial statements.

28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Growth Fund, a series of Evergreen Equity Trust, as of September 30, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Growth Fund as of September 30, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 22, 2006

29

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long term capital gain distributions of $111,493,696 for the fiscal year ended September 30, 2006.

30

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Growth Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s

31

ADDITIONAL INFORMATION (unaudited) continued

requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and proce-

32

ADDITIONAL INFORMATION (unaudited) continued

dures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

33

ADDITIONAL INFORMATION (unaudited) continued

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many

34

ADDITIONAL INFORMATION (unaudited) continued

or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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39

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

40

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

41

563827 rv4 11/2006

Evergreen Large Cap Equity Fund

Evergreen

LARGE CAP EQUITY FUND

Annual Report
as of September 30, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
30	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
31	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Large Cap Equity Fund, covering the twelvemonth period ended September 30, 2006.

While the U.S. economy demonstrated remarkable resilience throughout the fiscal year, the equity markets fought through some volatile and uncertain periods before finally finishing on a strong note in the closing months of the period. During the year, investors took encouragement from two developments: the relaxation of oil and gas prices, which had reached record heights by early July; and the decision of the U.S. Federal Reserve Board (“Fed”) to pause in its cycle of rate hikes that had seen short-term interest rates rise from 1.00% to 5.25% since June 2004. Led by large-company shares, the stock market rallied sharply in the summer months, lifting the Dow Jones Industrial Average to a near all-time high by the end of the period, although the broader-based Standard & Poor’s 500 Index remained well below its record level.

The domestic economy frequently showed its strength and flexibility throughout the fiscal year. Demand growth was particularly robust in early 2006, with Gross Domestic Product surging by more than 5% in the first quarter of the period. Growth then decelerated to an annualized rate of approximately 2.5% in the second quarter of the period, as speculative activity diminished in the nation’s housing market. Yet healthy levels of growth in personal consumption and business investment enabled demand to grow at more historically average rates, enabling the overall economy to absorb the comparative weakness in housing from prior year levels. In addition, energy prices fell dramatically in the waning months of the fiscal period, boosting consumer confidence and brightening the prospects for lower inflation in the months ahead. Indeed, monetary officials at the Fed seemed to agree, as the moderation in housing and energy highlighted their decisions to hold interest rates steady at their most recent policy meetings.

Equities generally delivered positive returns for the entire twelve month period, albeit with considerable interim volatility. Driven by attractive valuations, large-cap stocks gained the performance edge

LETTER TO SHAREHOLDERS continued

over mid-cap and small-cap stocks during the investment period, while value continued to outpace growth. Stock performance, however, was very uneven from sector to sector within the domestic market, which generally fell short of the returns generated internationally.

In this environment, managers of Evergreen’s domestic equity funds tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability. The management team for the Evergreen Large Company Growth Fund and the Evergreen Omega Fund, for example, continued to position their portfolios based upon bottom-up, fundamental analysis. The Evergreen Mid Cap Growth Fund and the Evergreen Small-Mid Growth Fund sought companies that were best positioned to grow in a decelerating economic environment. The team supervising the Evergreen Growth Fund maintained their focus on reasonably priced small-cap growth companies with above-average earnings expectations, while the Evergreen Large Cap Equity Fund employed a diversified core strategy combining both value and growth styles of investing.

While challenges and concerns may periodically surface to weigh on investor sentiment, we believe the fundamental backdrop for long-term investors remains solid. As always, we encourage investors to maintain diversified investment strategies, including allocations to equity funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Notice to Shareholders:

The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short- term trading policy does not apply to:

Money market funds;

Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short- term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

FUND AT A GLANCE

as of September 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 2/28/1990

	Class A	Class B	Class C	Class I	Class IS
Class inception date	2/28/1990	11/7/1997	6/30/1999	2/21/1995	6/30/2000

Nasdaq symbol	EVSAX	EVSBX	EVSTX	EVSYX	EVSSX

Average annual return*

1-year with sales charge	5.83%	5.34%	9.29%	N/A	N/A

1-year w/o sales charge	11.13%	10.34%	10.29%	11.44%	11.13%

5-year	6.65%	6.61%	6.92%	7.99%	7.72%

10-year	6.74%	5.62%	6.68%	7.52%	7.27%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and IS prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Large Cap Equity Fund Class A shares versus a similar investment in the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 11.13% for the twelve-month period ended September 30, 2006, excluding any applicable sales charges. During the same period, the S&P 500 returned 10.79%.

The fund seeks maximum capital growth.

The fund outperformed the benchmark during, a period which saw considerable volatility in the equity market. In managing this diversified fund, we invested in a full spectrum of large cap stocks of both value and growth companies. We use a disciplined stock selection process based on propriety research and analysis of company fundamentals and market information. This selection process is principally quantitative in nature, as we identify stocks that are attractive on the basis of valuations, quality and sentiment. We manage volatility and risk with both state-of-the-art tools and traditional fundamental research to ensure that we maintain a well diversified portfolio of companies with characteristics that are similar to those of the benchmark. An example of this process was our decision in February to establish a position in semiconductor company NVIDIA, which had increased its revenues and earnings margins steadily over the past four years, exceeding expectations for profit growth in each of the past ten quarters. Since our purchase, the stock has produced a return of more than 70% through the end of the fiscal year. Contrastingly, in June we sold our investment in EMC Corp., a leading maker of computer storage products, at a minor loss after our analysis indicated it had become unattractive relative to similar companies.

Stock selection had more influence on relative performance than sector weightings, as is typical of our process. Our selections outperformed those in the S&P 500 in seven of ten sectors. Our holdings in the materials sector had the greatest relative performance, while our investments in the larger industrials sector contributed more to total fund performance. In materials, stellar performers included steel producer NuCor and paper company Georgia-Pacific, as well as copper company Phelps Dodge. Major contributors among our industrials holdings included defense contractor Lockheed Martin and truck rental company Ryder System. Other investments that helped support the fund’s performance included retailer J.C. Penney, from the consumer discretionary sector, and investment banker Goldman Sachs from the financials sector. Our investment in battery maker Energizer Holdings also helped results, as did our decision not to own poor-performing online auctioneer eBay.

Stock selection in the energy sector, consumer staples and information technology proved disappointing. The most significant detractor was health care holding, Bausch & Lomb, a contact lens maker, that encountered problems with one lens-care product. In energy, investments that held back results included: oil field services company Nabors Industries, integrated oil company ConocoPhillips, and independent refiner Valero.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

All data is as of September 30, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2006	9/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,045.38	$ 3.85
Class B	$ 1,000.00	$ 1,041.64	$ 7.68
Class C	$ 1,000.00	$ 1,041.69	$ 7.68
Class I	$ 1,000.00	$ 1,046.48	$ 2.57
Class IS	$ 1,000.00	$ 1,045.31	$ 3.85
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.31	$ 3.80
Class B	$ 1,000.00	$ 1,017.55	$ 7.59
Class C	$ 1,000.00	$ 1,017.55	$ 7.59
Class I	$ 1,000.00	$ 1,022.56	$ 2.54
Class IS	$ 1,000.00	$ 1,021.31	$ 3.80

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.75% for Class A, 1.50% for Class B, 1.50% for Class C, 0.50% for Class I and 0.75% for Class IS), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 15.56	$ 13.56	$ 11.93	$ 9.70	$ 12.23

Income from investment operations
Net investment income (loss)	0.19	0.12[1]	0.07	0.05[1]	0.07[1]
Net realized and unrealized gains or losses on investments	1.53	2.02	1.62	2.23	(2.53)

Total from investment operations	1.72	2.14	1.69	2.28	(2.46)

Distributions to shareholders from
Net investment income	(0.19)	(0.14)	(0.06)	(0.05)	(0.07)

Net asset value, end of period	$ 17.09	$ 15.56	$ 13.56	$ 11.93	$ 9.70

Total return[2]	11.13%	15.86%	14.16%	23.61%	(20.25%)

Ratios and supplemental data
Net assets, end of period (thousands)	$115,630	$100,728	$51,209	$40,373	$35,214
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.81%	1.11%	1.15%	1.12%	1.00%
Expenses excluding waivers/reimbursements and expense reductions	0.82%	1.15%	1.17%	1.22%	1.11%
Net investment income (loss)	1.20%	0.83%	0.47%	0.47%	0.60%
Portfolio turnover rate	52%	38%	54%	49%	67%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 14.90	$ 13.01	$ 11.48	$ 9.36	$ 11.82

Income from investment operations
Net investment income (loss)	0.07[1]	0[1]	(0.04)	(0.03)[1]	(0.01)[1]
Net realized and unrealized gains or losses on investments	1.47	1.95	1.57	2.15	(2.45)

Total from investment operations	1.54	1.95	1.53	2.12	(2.46)

Distributions to shareholders from
Net investment income	(0.08)	(0.06)	0[2]	0[2]	0

Net asset value, end of period	$ 16.36	$ 14.90	$ 13.01	$ 11.48	$ 9.36

Total return[3]	10.34%	15.03%	13.34%	22.68%	(20.81%)

Ratios and supplemental data
Net assets, end of period (thousands)	$29,352	$55,071	$11,177	$10,211	$11,221
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.57%	1.81%	1.85%	1.85%	1.76%
Expenses excluding waivers/reimbursements and expense reductions	1.58%	1.85%	1.87%	1.94%	1.87%
Net investment income (loss)	0.46%	0.00%	(0.24%)	(0.25%)	(0.13%)
Portfolio turnover rate	52%	38%	54%	49%	67%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$15.17	$13.24	$11.69	$ 9.53	$12.03

Income from investment operations
Net investment income (loss)	0.07[1]	0.01[1]	(0.03)[1]	(0.02)[1]	(0.01)[1]
Net realized and unrealized gains or losses on investments	1.49	1.98	1.58	2.18	(2.49)

Total from investment operations	1.56	1.99	1.55	2.16	(2.50)

Distributions to shareholders from
Net investment income	(0.09)	(0.06)	0[2]	0	0

Net asset value, end of period	$16.64	$15.17	$13.24	$11.69	$ 9.53

Total return[3]	10.29%	15.08%	13.27%	22.67%	(20.78%)

Ratios and supplemental data
Net assets, end of period (thousands)	$7,944	$6,003	$2,518	$ 460	$ 504
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.55%	1.81%	1.84%	1.85%	1.75%
Expenses excluding waivers/reimbursements and expense reductions	1.56%	1.85%	1.86%	1.94%	1.86%
Net investment income (loss)	0.45%	0.09%	(0.24%)	(0.21%)	(0.11%)
Portfolio turnover rate	52%	38%	54%	49%	67%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 15.62	$ 13.61	$ 11.99	$ 9.74	$ 12.28

Income from investment operations
Net investment income (loss)	0.24	0.18	0.10	0.08[1]	0.10[1]
Net realized and unrealized gains or losses on investments	1.53	2.01	1.62	2.25	(2.54)

Total from investment operations	1.77	2.19	1.72	2.33	(2.44)

Distributions to shareholders from
Net investment income	(0.23)	(0.18)	(0.10)	(0.08)	(0.10)

Net asset value, end of period	$ 17.16	$ 15.62	$ 13.61	$ 11.99	$ 9.74

Total return	11.44%	16.19%	14.40%	24.04%	(20.05%)

Ratios and supplemental data
Net assets, end of period (thousands)	$1,722,790	$1,432,963	$1,455,039	$528,160	$805,341
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.55%	0.80%	0.84%	0.85%	0.74%
Expenses excluding waivers/reimbursements and expense reductions	0.56%	0.84%	0.86%	0.94%	0.85%
Net investment income (loss)	1.45%	1.23%	0.76%	0.76%	0.83%
Portfolio turnover rate	52%	38%	54%	49%	67%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS IS	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 15.57	$ 13.57	$ 11.93	$ 9.70	$12.23

Income from investment operations
Net investment income (loss)	0.20	0.15[1]	0.07	0.05[1]	0.07[1]
Net realized and unrealized gains or losses on investments	1.52	2.00	1.63	2.24	(2.53)

Total from investment operations	1.72	2.15	1.70	2.29	(2.46)

Distributions to shareholders from
Net investment income	(0.19)	(0.15)	(0.06)	(0.06)	(0.07)

Net asset value, end of period	$ 17.10	$ 15.57	$ 13.57	$11.93	$ 9.70

Total return	11.13%	15.89%	14.23%	23.64%	(20.25%)

Ratios and supplemental data
Net assets, end of period (thousands)	$68,764	$75,019	$80,111	$ 915	$ 771
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.80%	1.05%	1.08%	1.10%	0.99%
Expenses excluding waivers/reimbursements and expense reductions	0.81%	1.09%	1.10%	1.19%	1.10%
Net investment income (loss)	1.21%	0.99%	0.51%	0.49%	0.58%
Portfolio turnover rate	52%	38%	54%	49%	67%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2006

	Shares	Value

COMMON STOCKS 99.7%
CONSUMER DISCRETIONARY 9.2%
Hotels, Restaurants & Leisure 1.5%
Brinker International, Inc	334,387	$ 13,405,575
Darden Restaurants, Inc	360,781	15,322,369

		28,727,944

Media 3.7%
DIRECTV Group, Inc. *	61,933	1,224,750
Omnicom Group, Inc	212,849	19,922,666
Time Warner, Inc	1,645,241	29,992,744
Walt Disney Co	707,007	21,853,586

		72,993,746

Multi-line Retail 2.8%
Family Dollar Stores, Inc	467,650	13,674,086
J.C. Penney Co., Inc	352,206	24,087,368
Nordstrom, Inc. (p)	374,696	15,849,641

		53,611,095

Specialty Retail 1.2%
Best Buy Co., Inc	226,375	12,124,645
Office Depot, Inc. *	305,587	12,131,804

		24,256,449

CONSUMER STAPLES 9.5%
Beverages 2.0%
Coca-Cola Enterprises, Inc	704,633	14,677,505
Constellation Brands, Inc. *	374,293	10,772,153
PepsiCo, Inc	207,152	13,518,740

		38,968,398

Food & Staples Retailing 2.9%
Costco Wholesale Corp. (p)	233,447	11,597,647
Kroger Co	715,689	16,561,043
Wal-Mart Stores, Inc	568,690	28,047,791

		56,206,481

Food Products 0.7%
Dean Foods Co. *	330,592	13,891,476

Household Products 2.0%
Energizer Holdings, Inc. *	249,677	17,974,247
Procter & Gamble Co	347,997	21,568,854

		39,543,101

Tobacco 1.9%
Altria Group, Inc	307,229	23,518,380
Reynolds American, Inc. (p)	221,262	13,711,606

		37,229,986

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006

	Shares	Value

COMMON STOCKS continued
ENERGY 9.0%
Energy Equipment & Services 0.7%
Nabors Industries, Ltd. *	454,702	$ 13,527,384

Oil, Gas & Consumable Fuels 8.3%
Chevron Corp	233,348	15,134,951
ConocoPhillips	455,506	27,116,272
Exxon Mobil Corp	1,127,253	75,638,676
Hess Corp	181,270	7,508,204
Marathon Oil Corp	219,682	16,893,546
Valero Energy Corp	372,978	19,197,178

		161,488,827

FINANCIALS 22.2%
Capital Markets 4.6%
Bear Stearns Cos. (p)	93,783	13,138,998
Goldman Sachs Group, Inc	162,826	27,545,275
Lehman Brothers Holdings, Inc	268,399	19,823,950
Merrill Lynch & Co., Inc	237,538	18,580,222
Morgan Stanley	136,626	9,961,402

		89,049,847

Commercial Banks 2.8%
National City Corp	264,348	9,675,137
SunTrust Banks, Inc	97,563	7,539,669
U.S. Bancorp	642,372	21,339,598
Wells Fargo & Co	430,119	15,561,705

		54,116,109

Diversified Financial Services 7.2%
Bank of America Corp	901,846	48,311,890
CIT Group, Inc	290,718	14,137,616
Citigroup, Inc	943,470	46,862,155
JPMorgan Chase & Co	681,809	32,017,751

		141,329,412

Insurance 5.4%
ACE, Ltd	271,086	14,836,537
Allstate Corp	316,050	19,825,817
American International Group, Inc	295,089	19,552,597
Chubb Corp	191,516	9,951,171
MetLife, Inc	221,341	12,545,608
SAFECO Corp	163,642	9,643,423
St. Paul Travelers Companies, Inc	395,880	18,562,813

		104,917,966

Real Estate Investment Trusts 0.6%
Simon Property Group, Inc	120,083	10,881,921

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 1.6%
Countrywide Financial Corp	349,414	$ 12,243,467
Fannie Mae	142,441	7,963,876
MGIC Investment Corp. (p)	61,654	3,697,390
PMI Group, Inc. (p)	161,854	7,090,824

		30,995,557

HEALTH CARE 12.6%
Biotechnology 2.1%
Amgen, Inc. *	385,530	27,576,961
Biogen Idec, Inc. *	282,481	12,621,251

		40,198,212

Health Care Equipment & Supplies 1.2%
Baxter International, Inc	240,856	10,949,313
Becton, Dickinson & Co	181,331	12,814,662

		23,763,975

Health Care Providers & Services 2.1%
Aetna, Inc	234,879	9,289,465
CIGNA Corp	130,675	15,200,116
McKesson Corp	310,260	16,356,907

		40,846,488

Life Sciences Tools & Services 0.8%
Fisher Scientific International, Inc. *	194,457	15,214,316

Pharmaceuticals 6.4%
Johnson & Johnson	431,309	28,009,206
Merck & Co., Inc	552,728	23,159,303
Pfizer, Inc	1,655,557	46,951,597
Watson Pharmaceuticals, Inc. * (p)	331,950	8,687,132
Wyeth	345,610	17,570,812

		124,378,050

INDUSTRIALS 11.5%
Aerospace & Defense 2.3%
Lockheed Martin Corp	295,351	25,417,907
Northrop Grumman Corp	286,985	19,535,069

		44,952,976

Air Freight & Logistics 0.3%
FedEx Corp	48,253	5,244,136

Commercial Services & Supplies 0.7%
Manpower, Inc	222,560	13,636,251

Industrial Conglomerates 2.0%
General Electric Co	1,111,805	39,246,716

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 4.8%
Caterpillar, Inc	340,204	$ 22,385,423
Cummins, Inc. (p)	89,668	10,691,116
Eaton Corp. (p)	154,556	10,641,181
Ingersoll-Rand Co., Ltd., Class A	411,175	15,616,426
Paccar, Inc. (p)	374,855	21,374,232
Parker Hannifin Corp	150,283	11,681,498

		92,389,876

Road & Rail 1.4%
Burlington Northern Santa Fe Corp	219,223	16,099,737
Ryder System, Inc	219,005	11,318,179

		27,417,916

INFORMATION TECHNOLOGY 15.5%
Communications Equipment 2.4%
Cisco Systems, Inc. *	1,111,257	25,558,911
Motorola, Inc	500,651	12,516,275
QUALCOMM, Inc	248,727	9,041,226

		47,116,412

Computers & Peripherals 4.0%
Apple Computer, Inc. *	76,416	5,886,325
Dell, Inc. *	335,568	7,664,373
Hewlett-Packard Co	690,298	25,327,034
International Business Machines Corp	361,343	29,608,445
Lexmark International, Inc., Class A * (p)	151,768	8,750,943

		77,237,120

Electronic Equipment & Instruments 0.3%
Jabil Circuit, Inc	214,117	6,117,323

Internet Software & Services 0.4%
Google, Inc., Class A *	13,879	5,577,970
Yahoo!, Inc. *	81,449	2,059,031

		7,637,001

IT Services 1.8%
Accenture, Ltd., Class A (p)	259,684	8,234,580
Affiliated Computer Services, Inc., Class A * (p)	143,269	7,429,930
Computer Sciences Corp. * (p)	182,746	8,976,483
Fiserv, Inc. *	210,509	9,912,869

		34,553,862

Office Electronics 0.3%
Xerox Corp. *	386,969	6,021,238

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices, Inc. * (p)	153,887	$ 3,824,092
Freescale Semiconductor, Inc., Class B *	237,859	9,041,021
Intel Corp	660,478	13,586,032
MEMC Electronic Materials, Inc. * (p)	121,426	4,447,834
NVIDIA Corp. *	210,353	6,224,345
Texas Instruments, Inc	552,002	18,354,067

		55,477,391

Software 3.4%
Cadence Design Systems, Inc. *	432,260	7,331,130
Microsoft Corp	1,634,998	44,684,495
Oracle Corp. *	814,381	14,447,119

		66,462,744

MATERIALS 2.9%
Chemicals 1.5%
Ashland, Inc. (p)	140,866	8,984,433
Lyondell Chemical Co	390,737	9,912,998
PPG Industries, Inc	153,691	10,309,592

		29,207,023

Metals & Mining 1.4%
NuCor Corp	257,015	12,719,673
Phelps Dodge Corp	177,736	15,054,239

		27,773,912

TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 3.5%
AT&T, Inc. (p)	806,479	26,258,956
BellSouth Corp	262,030	11,201,783
CenturyTel, Inc. (p)	191,560	7,599,185
Verizon Communications, Inc	612,364	22,737,075

		67,796,999

UTILITIES 3.8%
Electric Utilities 1.4%
American Electric Power Co., Inc	338,677	12,317,682
FirstEnergy Corp	285,336	15,938,869

		28,256,551

Independent Power Producers & Energy Traders 1.0%
TXU Corp	301,450	18,846,654

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 1.4%
CenterPoint Energy, Inc. (p)	907,091	$ 12,989,543
PG&E Corp. (p)	333,492	13,889,942

		26,879,485

Total Common Stocks (cost $1,384,321,108)		1,938,408,326

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 4.7%
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bill, 4.95%, 11/09/2006 ƒ †	$ 1,500,000	1,492,163

	Shares	Value

MUTUAL FUND SHARES 4.7%
Evergreen Institutional U.S. Government Money Market Fund ø	19,967,376	19,967,376
Navigator Prime Portfolio (pp)	70,826,027	70,826,027

		90,793,403

Total Short-Term Investments (cost $92,285,566)		92,285,566

Total Investments (cost $1,476,606,674) 104.4%		2,030,693,892
Other Assets and Liabilities (4.4%)		(86,213,431)

Net Assets 100.0%		$ 1,944,480,461

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of September 30, 2006:
Financials	22.3%
Information Technology	15.5%
Health Care	12.6%
Industrials	11.5%
Consumer Staples	9.6%
Consumer Discretionary	9.3%
Energy	9.0%
Utilities	3.8%
Telecommunication Services	3.5%
Materials	2.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006

Assets
Investments in securities, at value (cost $1,456,639,298) including $68,673,247 of securities
loaned	$ 2,010,726,516
Investments in affiliated money market fund, at value (cost $19,967,376)	19,967,376

Total investments	2,030,693,892
Receivable for securities sold	21,869,518
Receivable for Fund shares sold	458,724
Dividends receivable	2,085,605
Receivable for securities lending income	2,831
Prepaid expenses and other assets	52,051

Total assets	2,055,162,621

Liabilities
Dividends payable	705,931
Payable for securities purchased	34,856,348
Payable for Fund shares redeemed	3,862,421
Payable for securities on loan	70,826,027
Payable for daily variation margin on open futures contracts	8,439
Due to custodian bank	71,631
Advisory fee payable	48,212
Distribution Plan expenses payable	6,886
Due to other related parties	17,750
Accrued expenses and other liabilities	278,515

Total liabilities	110,682,160

Net assets	$ 1,944,480,461

Net assets represented by
Paid-in capital	$ 1,487,251,021
Overdistributed net investment income	(810,493)
Accumulated net realized losses on investments	(96,168,442)
Net unrealized gains on investments	554,208,375

Total net assets	$ 1,944,480,461

Net assets consists of
Class A	$ 115,629,879
Class B	29,352,448
Class C	7,944,289
Class I	1,722,789,586
Class IS	68,764,259

Total net assets	$ 1,944,480,461

Shares outstanding (unlimited number of shares authorized)
Class A	6,765,082
Class B	1,794,536
Class C	477,435
Class I	100,382,434
Class IS	4,021,422

Net asset value per share
Class A	$ 17.09
Class A — Offering price (based on sales charge of 4.75%)	$ 17.94
Class B	$ 16.36
Class C	$ 16.64
Class I	$ 17.16
Class IS	$ 17.10

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended September 30, 2006

Investment income
Dividends	$ 33,127,723
Income from affiliate	650,408
Interest	63,704
Securities lending	38,131
Other	2,025,461

Total investment income	35,905,427

Expenses
Advisory fee	6,299,087
Distribution Plan expenses
Class A	282,563
Class B	397,384
Class C	69,442
Class IS	176,002
Administrative services fee	1,780,507
Transfer agent fees	923,877
Trustees’ fees and expenses	25,078
Printing and postage expenses	155,096
Custodian and accounting fees	475,266
Registration and filing fees	85,134
Professional fees	56,165
Interest expense	2,364
Other	162,553

Total expenses	10,890,518
Less: Expense reductions	(31,257)
Fee waivers	(123,126)

Net expenses	10,736,135

Net investment income	25,169,292

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	123,063,055
Futures contracts	(525,860)

Net realized gains on investments	122,537,195
Net change in unrealized gains or losses on investments	42,096,078

Net realized and unrealized gains or losses on investments	164,633,273

Net increase in net assets resulting from operations	$ 189,802,565

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2006		2005

Operations
Net investment income	$ 25,169,292		$ 19,416,792
Net realized gains on investments		122,537,195		136,729,486
Net change in unrealized gains or
losses on investments		42,096,078		93,716,583

Net increase in net assets resulting
from operations		189,802,565		249,862,861

Distributions to shareholders from
Net investment income
Class A		(1,309,543)		(660,731)
Class B		(193,294)		(54,513)
Class C		(38,495)		(12,069)
Class I		(22,527,984)		(18,007,307)
Class IS		(829,172)		(799,823)

Total distributions to shareholders		(24,898,488)		(19,534,443)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,126,010	18,218,002	1,444,800	21,259,020
Class B	145,294	2,228,649	153,477	2,171,085
Class C	204,603	3,229,172	43,903	642,307
Class I	26,070,139	428,210,678	11,143,131	165,352,395
Class IS	32,428	520,208	47,734	706,963

		452,406,709		190,131,770

Net asset value of shares issued in
reinvestment of distributions
Class A	73,379	1,190,886	40,565	598,637
Class B	11,850	182,506	3,496	48,780
Class C	1,801	28,319	750	10,630
Class I	349,038	5,704,010	204,876	3,030,591
Class IS	43,147	699,451	45,172	663,347

		7,805,172		4,351,985

Automatic conversion of Class B
shares to Class A shares
Class A	1,193,629	19,358,572	183,085	2,711,216
Class B	(1,247,392)	(19,358,572)	(191,053)	(2,711,216)

		0		0

Payment for shares redeemed
Class A	(2,101,218)	(34,002,480)	(2,141,846)	(31,720,339)
Class B	(811,100)	(12,502,167)	(679,108)	(9,687,194)
Class C	(124,790)	(1,963,319)	(99,280)	(1,454,149)
Class I	(17,753,024)	(287,967,821)	(26,554,321)	(391,998,099)
Class IS	(873,320)	(13,983,933)	(1,178,783)	(17,428,956)

		(350,419,720)		(452,288,737)

Net asset value of shares issued in
acquisition
Class A	0	0	3,171,208	44,928,214
Class B	0	0	3,550,105	48,184,767
Class C	0	0	260,333	3,596,429
Class I	0	0	35,091	499,177

		0		97,208,587

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended September 30,

	2006	2005

Capital share transactions
continued
Net increase (decrease) in net assets
resulting from capital share
transactions	$ 109,792,161	$ (160,596,395)

Total increase in net assets	274,696,238	69,732,023
Net assets
Beginning of period	1,669,784,223	1,600,052,200

End of period	$ 1,944,480,461	$ 1,669,784,223

Overdistributed net investment
income	$ (810,493)	$ (443,729)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Large Cap Equity Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Effective December 1, 2005, the maximum sales charge for Class A shares was reduced from 5.75% to 4.75% . Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value

NOTES TO FINANCIAL STATEMENTS continued

as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

NOTES TO FINANCIAL STATEMENTS continued

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain distributions received from litigation proceeds. During the year ended September 30, 2006, the following amounts were reclassified:

Overdistributed net investment income	$ (637,568)
Accumulated net realized losses on investments	637,568

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.30% of the Fund’s average daily net assets until December 1, 2006. Prior to December 1, 2005, the Fund paid an annual fee starting at 0.66% and declining to 0.45% as average daily net assets increased. Beginning December 1, 2006, the Fund will pay a base monthly management fee at an annual rate of 0.30% which could be adjusted up to a maximum annual rate of 0.45% or down to a minimum annual rate of 0.15%, depending on the Fund’s performance against the S&P 500.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended September 30, 2006, EIMC waived its advisory fee in the amount of $123,126.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2006, the transfer agent fees were equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for each of Class A and Class IS shares and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to December 1, 2005, distribution fees for Class A shares were paid at an annual rate of 0.30% of its average daily net assets.

For the year ended September 30, 2006, EIS received $9,128 from the sale of Class A shares and $66,631 and $29 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on April 15, 2005, the Fund acquired the net assets of Evergreen Masters Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shareholders of Evergreen Masters Fund at an exchange ratio of 0.58, 0.58, 0.57 and 0.59 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $11,144,433. The aggregate net assets of the Fund and Evergreen Masters Fund immediately prior to the acquisition were $1,528,041,674 and $97,208,587, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,625,250,261.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,035,571,364 and $928,847,560, respectively, for the year ended September 30, 2006.

At September 30, 2006 , the Fund had open long futures contracts outstanding as follows:

			Value at
		Initial Contract	September 30,	Unrealized
Expiration	Contracts	Amount	2006	Gain

December 2006	19 S&P 500 Index	$6,269,493	$6,390,650	$121,157

During the year ended September 30, 2006, the Fund loaned securities to certain brokers. At September 30, 2006, the value of securities on loan and the value of collateral amounted to $68,673,247 and $70,826,027, respectively.

NOTES TO FINANCIAL STATEMENTS continued

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $1,478,639,646. The gross unrealized appreciation and depreciation on securities based on tax cost was $564,663,416 and $12,609,170, respectively, with a net unrealized appreciation of $552,054,246.

As of September 30, 2006, the Fund had $142,093,135 in capital loss carryovers for federal income tax purposes with $15,899,732 expiring in 2009 and $126,193,403 expiring in 2010.

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2006, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed
Overdistributed	Long-term	Unrealized	Capital Loss
Ordinary Income	Capital Gain	Appreciation	Carryovers

$810,493	$48,078,822	$552,054,246	$142,093,135

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended September

	2006	2005

Ordinary Income	$ 23,275,700	$19,534,443
Long-term Capital Gain	1,622,788	0

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses

NOTES TO FINANCIAL STATEMENTS continued

incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%.

During the year ended September 30, 2006, the Fund had average borrowings outstanding of $47,092 at a rate of 5.02% and paid interest of $2,364.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC

NOTES TO FINANCIAL STATEMENTS continued

calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements

NOTES TO FINANCIAL STATEMENTS continued

to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Large Cap Equity Fund, a series of Evergreen Equity Trust, as of September 30, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Large Cap Equity Fund as of September 30, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 22, 2006

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $1,622,788 for the fiscal year ended September 30, 2006.

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended September 30, 2006 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended September 30, 2006, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2006 year-end tax information will be reported to you on your 2006 Form 1099-DIV, which shall be provided in early 2007.

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Large Cap Equity Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at

ADDITIONAL INFORMATION (unaudited) continued

which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement. The Trustees noted specifically that a performance-based fee had been implemented for the Fund in the past year.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted

ADDITIONAL INFORMATION (unaudited) continued

that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

571532 rv2 11/2006

Evergreen Large Company Growth Fund

Evergreen

LARGE COMPANY GROWTH FUND

Annual Report
as of September 30, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Large Company Growth Fund, covering the twelve-month period ended September 30, 2006.

While the U.S. economy demonstrated remarkable resilience throughout the fiscal year, the equity markets fought through some volatile and uncertain periods before finally finishing on a strong note in the closing months of the period. During the year, investors took encouragement from two developments: the relaxation of oil and gas prices, which had reached record heights by early July; and the decision of the U.S. Federal Reserve Board (“Fed”) to pause in its cycle of rate hikes that had seen short-term interest rates rise from 1.00% to 5.25% since June 2004. Led by large-company shares, the stock market rallied sharply in the summer months, lifting the Dow Jones Industrial Average to a near all-time high by the end of the period, although the broader-based Standard & Poor’s 500 Index remained well below its record level.

The domestic economy frequently showed its strength and flexibility throughout the fiscal year. Demand growth was particularly robust in early 2006, with Gross Domestic Product surging by more than 5% in the first quarter of the period. Growth then decelerated to an annualized rate of approximately 2.5% in the second quarter of the period, as speculative activity diminished in the nation’s housing market. Yet healthy levels of growth in personal consumption and business investment enabled demand to grow at more historically average rates, enabling the overall economy to absorb the comparative weakness in housing from prior year levels. In addition, energy prices fell dramatically in the waning months of the fiscal period, boosting consumer confidence and brightening the prospects for lower inflation in the months ahead. Indeed, monetary officials at the Fed seemed to agree, as the moderation in housing and energy highlighted their decisions to hold interest rates steady at their most recent policy meetings.

Equities generally delivered positive returns for the entire twelve month period, albeit with considerable interim volatility. Driven by attractive valuations, large-cap stocks gained the performance edge

1

LETTER TO SHAREHOLDERS continued

over mid-cap and small-cap stocks during the investment period, while value continued to outpace growth. Stock performance, however, was very uneven from sector to sector within the domestic market, which generally fell short of the returns generated internationally.

In this environment, managers of Evergreen’s domestic equity funds tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability. The management team for the Evergreen Large Company Growth Fund and the Evergreen Omega Fund, for example, continued to position their portfolios based upon bottom-up, fundamental analysis. The Evergreen Mid Cap Growth Fund and the Evergreen Small-Mid Growth Fund sought companies that were best positioned to grow in a decelerating economic environment. The team supervising the Evergreen Growth Fund maintained their focus on reasonably priced small-cap growth companies with above-average earnings expectations, while the Evergreen Large Cap Equity Fund employed a diversified core strategy combining both value and growth styles of investing.

While challenges and concerns may periodically surface to weigh on investor sentiment, we believe the fundamental backdrop for long-term investors remains solid. As always, we encourage investors to maintain diversified investment strategies, including allocations to equity funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short- term trading policy does not apply to:

Money market funds;

Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short- term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of September 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Aziz Hamzaogullari, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	6/30/1999

Nasdaq symbol	EKJAX	EKJBX	EKJCX	EKJYX

Average annual return*

1-year with sales charge	-1.42%	-1.15%	2.85%	N/A

1-year w/o sales charge	4.65%	3.85%	3.85%	4.81%

5-year	3.25%	3.41%	3.72%	4.76%

10-year	5.65%	5.61%	5.61%	6.37%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Large Company Growth Fund Class A shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 4.65% for the twelve-month period ended September 30, 2006, excluding any applicable sales charges. During the same period, the Russell 1000 Growth returned 6.04%.

The fund seeks long-term growth of capital.

The fund lagged the benchmark for the fiscal year ended September 30, 2006, a period which saw considerable volatility in the equity market. However, the fund outperformed the average in Lipper’s Large Cap Growth category. Our stock selection process led us to overweight information technology, consumer and health care stocks, relative to both the Russell 1000 Growth and our competitors in the Lipper Large Cap Growth category. We have underweighted energy, materials and industrials companies.

The investment philosophy guiding the fund’s management centers on fundamental, bottom-up, disciplined long-term investing. Stock selection is based on our independent analysis of the long-term structural attractiveness of a business. Our ultimate goal is to invest in structurally good businesses with sustainable competitive advantages and an ability to grow profitably on a secular basis. We seek to determine the intrinsic value of a company’s business by analyzing a company’s cash flow. We believe successful investing requires the identification of a small number of companies capable of sustaining above-average growth in their long-term cash flows.

Because we are long-term investors, we anticipate that portfolio turnover will be somewhat lower than found in a typical growth fund. Our sector weighting decisions will be by-products of our bottom-up company fundamental analysis as we refrain from forecasting macro variables such as interest rates, employment growth and inflation.

For the twelve months, stock selection in information technology, industrials, materials and energy contributed positively to results. Several technology holdings performed particularly well, led by Oracle, Cisco Systems, Intel, Apple and Microsoft. In energy, Diamond Offshore Drilling, which specializes in deep-water oil and gas drilling operations, and oil services company Schlumberger performed especially well. In industrials, the most influential positive performers were: Cooper Industries, a manufacturer of electrical components; and in materials, Martin Marietta, a leading producer of aggregates such as granite, sandstone, limestone, sand and gravel.

The underweighting of financials stocks and stock selection in the health care and consumer discretionary sectors detracted from results for the year. Among the fund’s consumer discretionary holdings, notable detractors included Amazon, the online retailer, and Chico’s, a women’s specialty retailer. In health care, the major drags came from two medical equipment companies: St. Jude Medical and Medtronic.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of September 30, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2006	9/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 972.07	$ 5.69
Class B	$ 1,000.00	$ 968.56	$ 9.13
Class C	$ 1,000.00	$ 968.56	$ 9.13
Class I	$ 1,000.00	$ 972.07	$ 4.20
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.30	$ 5.82
Class B	$ 1,000.00	$ 1,015.79	$ 9.35
Class C	$ 1,000.00	$ 1,015.79	$ 9.35
Class I	$ 1,000.00	$ 1,020.81	$ 4.31

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.15% for Class A, 1.85% for Class B, 1.85% for Class C and 0.85% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$6.66	$ 5.96	$5.52	$ 4.68	$ 5.60

Income from investment operations
Net investment income (loss)	0[1]	0.01[1]	(0.02)[1]	(0.02)[1]	(0.02)[1]
Net realized and unrealized gains or losses on investments	0.31	0.69	0.46	0.86	(0.90)

Total from investment operations	0.31	0.70	0.44	0.84	(0.92)

Distributions to shareholders from
Net investment income	(0.01)	0	0	0	0

Net asset value, end of period	$6.96	$ 6.66	$5.96	$ 5.52	$ 4.68

Total return[2]	4.65%	11.74%	7.97%	17.95%	(16.43%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 342	$ 371	$ 400	$ 413	$ 392
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.14%	1.15%	1.18%	1.20%	1.12%
Expenses excluding waivers/reimbursements and expense reductions	1.14%	1.15%	1.18%	1.20%	1.12%
Net investment income (loss)	(0.01%)	0.18%	(0.36%)	(0.35%)	(0.32%)
Portfolio turnover rate	117%	120%	106%	206%	163%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$6.23	$ 5.61	$5.23	$ 4.47	$ 5.38

Income from investment operations
Net investment income (loss)	(0.05)[1]	(0.03)[1]	(0.06)[1]	(0.05)[1]	(0.06)[1]
Net realized and unrealized gains or losses on investments	0.29	0.65	0.44	0.81	(0.85)

Total from investment operations	0.24	0.62	0.38	0.76	(0.91)

Net asset value, end of period	$6.47	$ 6.23	$5.61	$ 5.23	$ 4.47

Total return[2]	3.85%	11.05%	7.27%	17.00%	(16.91%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 18	$ 22	$ 27	$ 27	$ 24
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.84%	1.85%	1.88%	1.92%	1.86%
Expenses excluding waivers/reimbursements and expense reductions	1.84%	1.85%	1.88%	1.92%	1.86%
Net investment income (loss)	(0.71%)	(0.50%)	(1.07%)	(1.07%)	(1.07%)
Portfolio turnover rate	117%	120%	106%	206%	163%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 6.23	$ 5.61	$ 5.24	$ 4.47	$ 5.39

Income from investment operations
Net investment income (loss)	(0.05)[1]	(0.03)[1]	(0.06)[1]	(0.05)[1]	(0.06)[1]
Net realized and unrealized gains or losses on investments	0.29	0.65	0.43	0.82	(0.86)

Total from investment operations	0.24	0.62	0.37	0.77	(0.92)

Net asset value, end of period	$ 6.47	$ 6.23	$ 5.61	$ 5.24	$ 4.47

Total return[2]	3.85%	11.05%	7.06%	17.23%	(17.07%)

Ratios and supplemental data
Net assets, end of period (thousands)	$8,397	$8,799	$8,778	$8,059	$5,491
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.84%	1.85%	1.88%	1.92%	1.87%
Expenses excluding waivers/reimbursements and expense reductions	1.84%	1.85%	1.88%	1.92%	1.87%
Net investment income (loss)	(0.71%)	(0.53%)	(1.06%)	(1.08%)	(1.06%)
Portfolio turnover rate	117%	120%	106%	206%	163%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 6.67	$ 5.94	$ 5.49	$ 4.64	$ 5.54

Income from investment operations
Net investment income (loss)	0.02[1]	0.03[1]	0[1]	(0.01)[1]	0[1]
Net realized and unrealized gains or losses on investments	0.30	0.70	0.45	0.86	(0.90)

Total from investment operations	0.32	0.73	0.45	0.85	(0.90)

Distributions to shareholders from
Net investment income	(0.03)	0	0	0	0

Net asset value, end of period	$ 6.96	$ 6.67	$ 5.94	$ 5.49	$ 4.64

Total return	4.81%	12.29%	8.20%	18.32%	(16.25%)

Ratios and supplemental data
Net assets, end of period (thousands)	$13,605	$14,685	$15,323	$9,793	$2,166
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.84%	0.85%	0.88%	0.92%	0.88%
Expenses excluding waivers/reimbursements and expense reductions	0.84%	0.85%	0.88%	0.92%	0.88%
Net investment income (loss)	0.29%	0.49%	(0.05%)	(0.13%)	(0.05%)
Portfolio turnover rate	117%	120%	106%	206%	163%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2006

	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 13.8%
Diversified Consumer Services 1.2%
Apollo Group, Inc., Class A *	93,200	$ 4,589,168

Hotels, Restaurants & Leisure 2.1%
Carnival Corp	75,619	3,556,361
OSI Restaurant Partners, Inc. (p)	140,800	4,464,768

		8,021,129

Internet & Catalog Retail 3.5%
Amazon.com, Inc. * (p)	414,991	13,329,511

Media 3.1%
Omnicom Group, Inc	128,516	12,029,098

Multi-line Retail 0.6%
Target Corp	40,000	2,210,000

Specialty Retail 3.3%
Best Buy Co., Inc	112,531	6,027,161
Chico’s FAS, Inc. *	299,759	6,453,811

		12,480,972

CONSUMER STAPLES 10.9%
Beverages 4.3%
Coca-Cola Co	269,766	12,053,145
Diageo plc, ADR	59,340	4,215,513

		16,268,658

Food & Staples Retailing 3.7%
Wal-Mart Stores, Inc	289,801	14,292,985

Household Products 2.9%
Procter & Gamble Co	180,573	11,191,915

ENERGY 1.8%
Oil, Gas & Consumable Fuels 1.8%
Chevron Corp	55,600	3,606,216
ConocoPhillips	55,630	3,311,654

		6,917,870

FINANCIALS 8.4%
Capital Markets 1.0%
Legg Mason, Inc	37,400	3,772,164

Diversified Financial Services 4.2%
Citigroup, Inc	321,097	15,948,888

Insurance 3.2%
Marsh & McLennan Cos	430,987	12,132,284

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2006

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 20.9%
Biotechnology 5.8%
Amgen, Inc. *	202,420	$ 14,479,103
Biogen Idec, Inc. *	174,055	7,776,777

		22,255,880

Health Care Equipment & Supplies 7.4%
Medtronic, Inc	226,017	10,496,229
St. Jude Medical, Inc. *	259,680	9,164,107
Zimmer Holdings, Inc. *	126,819	8,560,283

		28,220,619

Pharmaceuticals 7.7%
Abbott Laboratories	210,819	10,237,371
Bristol-Myers Co	410,792	10,236,937
Johnson & Johnson	65,496	4,253,310
Pfizer, Inc	165,000	4,679,400

		29,407,018

INDUSTRIALS 7.4%
Aerospace & Defense 0.5%
United Technologies Corp	31,145	1,973,036

Industrial Conglomerates 5.3%
General Electric Co	170,587	6,021,721
Tyco International, Ltd	505,417	14,146,622

		20,168,343

Machinery 1.6%
Pall Corp	198,277	6,108,914

INFORMATION TECHNOLOGY 35.1%
Communications Equipment 4.7%
Cisco Systems, Inc. *	475,800	10,943,400
QUALCOMM, Inc	190,958	6,941,323

		17,884,723

Computers & Peripherals 6.1%
Dell, Inc. *	482,436	11,018,838
Lexmark International, Inc., Class A * (p)	212,322	12,242,487

		23,261,325

Internet Software & Services 6.5%
eBay, Inc. *	484,843	13,750,148
Google, Inc., Class A *	27,480	11,044,212

		24,794,360

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2006

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 2.2%
Affiliated Computer Services, Inc., Class A * (p)	78,648	$ 4,078,685
Automatic Data Processing, Inc	86,893	4,113,515

		8,192,200

Semiconductors & Semiconductor Equipment 7.8%
Altera Corp. *	661,614	12,160,465
Intel Corp	653,070	13,433,650
Texas Instruments, Inc	123,991	4,122,701

		29,716,816

Software 7.8%
Microsoft Corp	531,199	14,517,668
Oracle Corp. *	868,028	15,398,817

		29,916,485

TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunication Services 0.6%
Sprint Nextel Corp	142,200	2,438,730

Total Common Stocks (cost $358,395,927)		377,523,091

SHORT-TERM INVESTMENTS 3.8%
MUTUAL FUND SHARES 3.8%
Evergreen Institutional U.S. Government Money Market Fund ø	2,330,956	2,330,956
Navigator Prime Portfolio (pp)	12,014,473	12,014,473

Total Short-Term Investments (cost $14,345,429)		14,345,429

Total Investments (cost $372,741,356) 102.7%		391,868,520
Other Assets and Liabilities (2.7%)		(10,368,375)

Net Assets 100.0%		$ 381,500,145

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of September 30, 2006:
Information Technology	35.5%
Health Care	21.2%
Consumer Discretionary	13.9%
Consumer Staples	11.1%
Financials	8.4%
Industrials	7.5%
Energy	1.8%
Telecommunication Services	0.6%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006

Assets
Investments in securities, at value (cost $370,410,400)
including $11,823,291 of securities loaned	$ 389,537,564
Investments in affiliated money market fund, at value (cost $2,330,956)	2,330,956

Total investments	391,868,520
Foreign currency, at value (cost $15)	15
Receivable for securities sold	1,936,200
Receivable for Fund shares sold	23,515
Dividends receivable	303,678
Receivable for securities lending income	443
Prepaid expenses and other assets	69,197

Total assets	394,201,568

Liabilities
Payable for Fund shares redeemed	582,076
Payable for securities on loan	12,014,473
Advisory fee payable	16,089
Distribution Plan expenses payable	10,654
Due to other related parties	3,395
Accrued expenses and other liabilities	74,736

Total liabilities	12,701,423

Net assets	$ 381,500,145

Net assets represented by
Paid-in capital	$ 453,111,194
Overdistributed net investment loss	(47,863)
Accumulated net realized losses on investments	(90,690,350)
Net unrealized gains on investments	19,127,164

Total net assets	$ 381,500,145

Net assets consists of
Class A	$ 341,511,300
Class B	17,986,141
Class C	8,397,235
Class I	13,605,469

Total net assets	$ 381,500,145

Shares outstanding (unlimited number of shares authorized)
Class A	49,079,352
Class B	2,781,224
Class C	1,298,590
Class I	1,954,155

Net asset value per share
Class A	$ 6.96
Class A—Offering price (based on sales charge of 5.75%)	$ 7.38
Class B	$ 6.47
Class C	$ 6.47
Class I	$ 6.96

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended September 30, 2006

Investment income
Dividends (net of foreign withholding taxes of $29,311)	$ 4,102,385
Income from affiliate	407,509
Securities lending	23,599

Total investment income	4,533,493

Expenses
Advisory fee	2,054,675
Distribution Plan expenses
Class A	1,076,921
Class B	200,403
Class C	88,427
Administrative services fee	400,702
Transfer agent fees	653,308
Trustees’ fees and expenses	4,724
Printing and postage expenses	57,275
Custodian and accounting fees	117,898
Registration and filing fees	57,636
Professional fees	25,014
Other	8,605

Total expenses	4,745,588
Less: Expense reductions	(7,197)

Net expenses	4,738,391

Net investment loss	(204,898)

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	62,892,395
Foreign currency related transactions	(9,167)

Net realized gains on investments	62,883,228
Net change in unrealized gains or losses on investments	(44,358,164)

Net realized and unrealized gains or losses on investments	18,525,064

Net increase in net assets resulting from operations	$ 18,320,166

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2006		2005

Operations
Net investment income (loss)	$ (204,898)		$ 603,376
Net realized gains on investments		62,883,228		36,655,703
Net change in unrealized gains or losses
on investments		(44,358,164)		11,193,786

Net increase in net assets resulting
from operations		18,320,166		48,452,865

Distributions to shareholders from
Net investment income
Class A		(521,606)		0
Class I		(67,357)		0

Total distributions to shareholders		(588,963)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	754,270	5,197,733	1,211,193	7,596,139
Class B	373,140	2,404,534	412,201	2,426,202
Class C	266,200	1,698,596	218,706	1,291,479
Class I	182,893	1,266,643	422,149	2,638,903

		10,567,506		13,952,723

Net asset value of shares issued in
reinvestment of distributions
Class A	63,733	448,678	0	0
Class I	701	4,927	0	0

		453,605		0

Automatic conversion of Class B shares
to Class A shares
Class A	306,250	2,110,876	372,876	2,352,046
Class B	(328,405)	(2,110,876)	(397,605)	(2,352,046)

		0		0

Payment for shares redeemed
Class A	(7,722,773)	(53,217,521)	(13,027,290)	(81,996,053)
Class B	(788,604)	(5,032,904)	(1,317,462)	(7,764,454)
Class C	(380,974)	(2,424,174)	(371,289)	(2,188,076)
Class I	(432,355)	(2,937,591)	(797,932)	(5,036,493)

		(63,612,190)		(96,985,076)

Net decrease in net assets resulting
from capital share transactions		(52,591,079)		(83,032,353)

Total decrease in net assets		(34,859,876)		(34,579,488)
Net assets
Beginning of period		416,360,021		450,939,509

End of period	$ 381,500,145		$ 416,360,021

Undistributed (overdistributed)
net investment income (loss)	$ (47,863)		$ 544,219

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Large Company Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

17

NOTES TO FINANCIAL STATEMENTS continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses. During the year ended September 30, 2006, the following amounts were reclassified:

Paid-in capital	$ (224,641)
Overdistributed net investment loss	201,779
Accumulated net realized losses on investments	22,862

18

NOTES TO FINANCIAL STATEMENTS continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.51% and declining to 0.26% as average daily net assets increase.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2006, the transfer agent fees were equivalent to an annual rate of 0.16% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2006, the Fund paid brokerage commissions of $71,556 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended September 30, 2006, EIS received $5,595 from the sale of Class A shares and $43,550 and $375 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

19

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $461,922,747 and $505,978,876, respectively, for the year ended September 30, 2006.

During the year ended September 30, 2006, the Fund loaned securities to certain brokers. At September 30, 2006, the value of securities on loan and the value of collateral amounted to $11,823,291 and $12,014,473, respectively.

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $372,741,356. The gross unrealized appreciation and depreciation on securities based on tax cost was $27,094,547 and $7,967,383, respectively, with a net unrealized appreciation of $19,127,164.

As of September 30, 2006, the Fund had $90,690,350 in capital loss carryovers for federal income tax purposes with $52,814,123 expiring in 2010 and $37,876,227 expiring in 2011.

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2006, the Fund incurred and will elect to defer post-October currency losses of $9,167.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Carryovers
and
Overdistributed	Unrealized	Post-October
Ordinary Loss	Appreciation	Losses

$ 38,696	$ 19,127,164	$ 90,699,517

The tax character of distributions paid was $588,963 of ordinary income for the year ended September 30, 2006. No distributions were paid for the year ended September 30, 2005.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

20

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended September 30, 2006, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess

21

NOTES TO FINANCIAL STATEMENTS continued

of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

22

NOTES TO FINANCIAL STATEMENTS continued

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Large Company Growth Fund, a series of Evergreen Equity Trust, as of September 30, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Large Company Growth Fund as of September 30, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 22, 2006

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 99.53% of ordinary income dividends paid during the fiscal year ended September 30, 2006 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended September 30, 2006, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2006 year-end tax information will be reported to you on your 2006 Form 1099-DIV, which shall be provided in early 2007.

25

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Large Company Growth Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

26

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required

27

ADDITIONAL INFORMATION (unaudited) continued

to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to

28

ADDITIONAL INFORMATION (unaudited) continued

monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of September 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

563828 rv4 11/2006

Evergreen Investments™

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

563828 rv4 11/2006

Evergreen Mid Cap Growth Fund

Evergreen

MID CAP GROWTH FUND

Annual Report
as of September 30, 2006

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov.

The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Mid Cap Growth Fund, covering the twelve-month period ended September 30, 2006.

While the U.S. economy demonstrated remarkable resilience throughout the fiscal year, the equity markets fought through some volatile and uncertain periods before finally finishing on a strong note in the closing months of the period. During the year, investors took encouragement from two developments: the relaxation of oil and gas prices, which had reached record heights by early July; and the decision of the U.S. Federal Reserve Board (“Fed”) to pause in its cycle of rate hikes that had seen short-term interest rates rise from 1.00% to 5.25% since June 2004. Led by large-company shares, the stock market rallied sharply in the summer months, lifting the Dow Jones Industrial Average to a near all-time high by the end of the period, although the broader-based Standard & Poor’s 500 Index remained well below its record level.

The domestic economy frequently showed its strength and flexibility throughout the fiscal year. Demand growth was particularly robust in early 2006, with Gross Domestic Product surging by more than 5% in the first quarter of the period. Growth then decelerated to an annualized rate of approximately 2.5% in the second quarter of the period, as speculative activity diminished in the nation’s housing market. Yet healthy levels of growth in personal consumption and business investment enabled demand to grow at more historically average rates, enabling the overall economy to absorb the comparative weakness in housing from prior year levels. In addition, energy prices fell dramatically in the waning months of the fiscal period, boosting consumer confidence and brightening the prospects for lower inflation in the months ahead. Indeed, monetary officials at the Fed seemed to agree, as the moderation in housing and energy highlighted their decisions to hold interest rates steady at their most recent policy meetings.

Equities generally delivered positive returns for the entire twelve month period, albeit with considerable interim volatility. Driven by attractive valuations, large-cap stocks gained the performance edge

1

LETTER TO SHAREHOLDERS continued

over mid-cap and small-cap stocks during the investment period, while value continued to outpace growth. Stock performance, however, was very uneven from sector to sector within the domestic market, which generally fell short of the returns generated internationally.

In this environment, managers of Evergreen’s domestic equity funds tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability. The management team for the Evergreen Large Company Growth Fund and the Evergreen Omega Fund, for example, continued to position their portfolios based upon bottom-up, fundamental analysis. The Evergreen Mid Cap Growth Fund and the Evergreen Small-Mid Growth Fund sought companies that were best positioned to grow in a decelerating economic environment. The team supervising the Evergreen Growth Fund maintained their focus on reasonably priced small-cap growth companies with above-average earnings expectations, while the Evergreen Large Cap Equity Fund employed a diversified core strategy combining both value and growth styles of investing.

While challenges and concerns may periodically surface to weigh on investor sentiment, we believe the fundamental backdrop for long-term investors remains solid. As always, we encourage investors to maintain diversified investment strategies, including allocations to equity funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short- term trading policy does not apply to:

Money market funds;

Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short- term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of September 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Donald M. Bisson, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/26/1998	1/26/1998

Nasdaq symbol	EKAAX	EKABX	EKACX	EKAYX

Average annual return*

1-year with sales charge	-3.81%	-3.62%	0.38%	N/A

1-year w/o sales charge	2.02%	1.38%	1.38%	2.33%

5-year	8.51%	8.70%	8.98%	10.07%

10-year	3.78%	3.77%	3.77%	4.65%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Mid Cap Growth Fund Class A shares versus a similar investment in the Russell Midcap Growth Index (Russell Midcap Growth) and the Consumer Price Index (CPI).

The Russell Midcap Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 2.02% for the twelve-month period ended September 30, 2006, excluding any applicable sales charges. During the same period, the Russell Midcap Growth returned 7.03% .

The fund seeks long-term capital growth.

Although the fund trailed its benchmark at the end of the fiscal year, the fund’s performance improved as the period progressed. The fund outperformed both the benchmark and the average return in Lipper’s Mid-Cap Growth Funds category for the final nine months of the investment period. Performance during the early months of the fiscal year, was held back by the fund’s underweight position in the industrials sector during a time when robust growth in the U.S. economy and the accelerating industrial expansions in China and India led to strong performance in the sector. While we did not make any major overweight or underweight decisions in any sectors, we tended to emphasize the consumer discretionary, health care and telecommunications services sectors, with less exposure to the energy, industrials and utilities areas.

Positive contributors to results included Akamai Technologies, McDermott International, and American Eagle. In addition, the fund benefited when its Inco holding, which was the world’s largest producer of nickel, was acquired at a premium to its stock value. Akamai Technologies is a web-hosting company whose stock price jumped as demand increased for more complex files, such as video productions, transmitted over the internet. McDermott has three major businesses which benefited as energy commodity prices soared at a time of rapid global economic growth. American Eagle, which had a low stock valuation early in the period, appreciated sharply as it showed continued strong results in its retail clothing business, which has a strong position in the teen market.

We had several major disappointments, however. REFCO, once the world’s largest broker in derivative financial securities, was forced to file for bankruptcy amid a regulatory investigation into possible transactions between REFCO and another firm controlled by REFCO’s chief executive officer. The stock price of Chico’s, a retailer appealing to upscale women, fell hard after the company’s growth slowed. Openwave, which provides browsers for cell phones accessing the internet, failed to meet earnings expectations as the company’s core products became less differentiated from those of competitors. Finally, the share price of biotechnology company Martek declined when sales of the company’s infant formula supplement failed to meet expectations.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of September 30, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2006	9/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 943.88	$ 5.36
Class B	$ 1,000.00	$ 943.22	$ 8.77
Class C	$ 1,000.00	$ 941.50	$ 8.76
Class I	$ 1,000.00	$ 947.02	$ 3.90
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.55	$ 5.57
Class B	$ 1,000.00	$ 1,016.04	$ 9.10
Class C	$ 1,000.00	$ 1,016.04	$ 9.10
Class I	$ 1,000.00	$ 1,021.06	$ 4.05

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.10% for Class A, 1.80% for Class B, 1.80% for Class C and 0.80% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$5.44	$ 4.65	$4.25	$ 2.98	$ 3.48

Income from investment operations
Net investment income (loss)	(0.02)	(0.03)	(0.03)	(0.03)[1]	(0.03)[1]
Net realized and unrealized gains or losses on investments	0.13	0.82	0.43	1.30	(0.47)

Total from investment operations	0.11	0.79	0.40	1.27	(0.50)

Net asset value, end of period	$5.55	$ 5.44	$4.65	$ 4.25	$ 2.98

Total return[2]	2.02%	16.99%	9.41%	42.62%	(14.37%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 506	$ 564	$ 549	$ 544	$ 460
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.09%	1.13%	1.16%	1.22%	1.18%
Expenses excluding waivers/reimbursements and expense reductions	1.09%	1.13%	1.16%	1.22%	1.18%
Net investment income (loss)	(0.34%)	(0.68%)	(0.75%)	(0.84%)	(0.67%)
Portfolio turnover rate	110%	141%	140%	221%	179%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$5.08	$ 4.37	$4.02	$ 2.84	$ 3.35

Income from investment operations
Net investment income (loss)	(0.05)[1]	(0.07)[1]	(0.08)	(0.05)[1]	(0.05)[1]
Net realized and unrealized gains or losses on investments	0.12	0.78	0.43	1.23	(0.46)

Total from investment operations	0.07	0.71	0.35	1.18	(0.51)

Net asset value, end of period	$5.15	$ 5.08	$4.37	$ 4.02	$ 2.84

Total return[2]	1.38%	16.25%	8.71%	41.55%	(15.22%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 21	$ 27	$ 30	$ 28	$ 21
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.79%	1.83%	1.86%	1.94%	1.92%
Expenses excluding waivers/reimbursements and expense reductions	1.79%	1.83%	1.86%	1.94%	1.92%
Net investment income (loss)	(1.04%)	(1.38%)	(1.45%)	(1.56%)	(1.43%)
Portfolio turnover rate	110%	141%	140%	221%	179%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$5.08	$ 4.37	$4.02	$ 2.85	$ 3.35

Income from investment operations
Net investment income (loss)	(0.05)[1]	(0.07)[1]	(0.07)	(0.05)[1]	(0.05)[1]
Net realized and unrealized gains or losses on investments	0.12	0.78	0.42	1.22	(0.45)

Total from investment operations	0.07	0.71	0.35	1.17	(0.50)

Net asset value, end of period	$5.15	$ 5.08	$4.37	$ 4.02	$ 2.85

Total return[2]	1.38%	16.25%	8.71%	41.05%	(14.93%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 6	$ 7	$ 8	$ 8	$ 4
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.79%	1.83%	1.86%	1.94%	1.92%
Expenses excluding waivers/reimbursements and expense reductions	1.79%	1.83%	1.86%	1.94%	1.92%
Net investment income (loss)	(1.04%)	(1.38%)	(1.45%)	(1.56%)	(1.43%)
Portfolio turnover rate	110%	141%	140%	221%	179%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$5.59	$ 4.76	$4.33	$ 3.03	$ 3.54

Income from investment operations
Net investment income (loss)	(0.01)	(0.02)	(0.02)[1]	(0.02)[1]	(0.02)[1]
Net realized and unrealized gains or losses on investments	0.14	0.85	0.45	1.32	(0.49)

Total from investment operations	0.13	0.83	0.43	1.30	(0.51)

Net asset value, end of period	$5.72	$ 5.59	$4.76	$ 4.33	$ 3.03

Total return	2.33%	17.44%	9.93%	42.90%	(14.41%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 114	$ 86	$ 41	$ 4	$ 2
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.79%	0.83%	0.86%	0.94%	0.93%
Expenses excluding waivers/reimbursements and expense reductions	0.79%	0.83%	0.86%	0.94%	0.93%
Net investment income (loss)	(0.03%)	(0.38%)	(0.42%)	(0.54%)	(0.43%)
Portfolio turnover rate	110%	141%	140%	221%	179%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2006

	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 26.9%
Diversified Consumer Services 3.4%
Apollo Group, Inc., Class A *	239,600	$ 11,797,904
Strayer Education, Inc. (p)	95,200	10,301,592

		22,099,496

Hotels, Restaurants & Leisure 4.8%
International Game Technology	331,600	13,761,400
Panera Bread Co., Class A * (p)	118,000	6,873,500
Yum! Brands, Inc	193,700	10,082,085

		30,716,985

Household Durables 3.5%
Garmin, Ltd. (p)	179,000	8,731,620
Newell Rubbermaid, Inc. (p)	497,600	14,092,032

		22,823,652

Media 2.0%
Lamar Advertising Co., Class A * (p)	241,700	12,909,197

Multi-line Retail 2.1%
Family Dollar Stores, Inc	471,200	13,777,888

Specialty Retail 8.7%
Abercrombie & Fitch Co., Class A	200,900	13,958,532
American Eagle Outfitters, Inc	381,200	16,707,996
Claire’s Stores, Inc	541,400	15,787,224
GameStop Corp., Class A * (p)	211,300	9,778,964

		56,232,716

Textiles, Apparel & Luxury Goods 2.4%
Coach, Inc. *	445,822	15,336,277

CONSUMER STAPLES 3.8%
Food & Staples Retailing 1.5%
United Natural Foods, Inc. * (p)	303,453	9,404,008

Food Products 2.3%
McCormick & Co., Inc	395,600	15,024,888

ENERGY 4.6%
Energy Equipment & Services 0.9%
National Oilwell Varco, Inc. *	96,900	5,673,495

Oil, Gas & Consumable Fuels 3.7%
Chesapeake Energy Corp. (p)	198,200	5,743,836
Southwestern Energy Co. *	201,600	6,021,792
Ultra Petroleum Corp. *	127,800	6,148,458
XTO Energy, Inc	145,100	6,113,063

		24,027,149

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2006

	Shares	Value

COMMON STOCKS continued
FINANCIALS 8.5%
Capital Markets 2.2%
Affiliated Managers Group, Inc. * (p)	143,049	$ 14,320,635

Commercial Banks 2.0%
Cullen/Frost Bankers, Inc	117,900	6,816,978
Zions Bancorp (p)	76,400	6,097,484

		12,914,462

Insurance 1.0%
W.R. Berkley Corp	175,850	6,223,332

Real Estate Management & Development 1.5%
Forest City Enterprises, Inc. (p)	181,289	9,843,993

Thrifts & Mortgage Finance 1.8%
People’s Bank (p)	294,900	11,680,989

HEALTH CARE 16.5%
Biotechnology 2.4%
Celgene Corp. * (p)	147,200	6,373,760
Cephalon, Inc. * (p)	148,500	9,169,875

		15,543,635

Health Care Equipment & Supplies 6.2%
Advanced Medical Optics, Inc. * (p)	189,900	7,510,545
Bausch & Lomb, Inc. (p)	158,500	7,945,605
C.R. Bard, Inc. (p)	180,600	13,545,000
Hologic, Inc. * (p)	261,300	11,371,776

		40,372,926

Health Care Providers & Services 5.7%
AmerisourceBergen Corp	148,700	6,721,240
DaVita, Inc. *	264,000	15,277,680
Manor Care, Inc. (p)	287,647	15,038,185

		37,037,105

Pharmaceuticals 2.2%
Allergan, Inc	124,900	14,064,989

INDUSTRIALS 11.0%
Commercial Services & Supplies 2.6%
ChoicePoint, Inc. * (p)	300,284	10,750,167
Monster Worldwide, Inc. *	160,500	5,808,495

		16,558,662

Electrical Equipment 1.8%
Roper Industries, Inc. (p)	253,600	11,346,064

Industrial Conglomerates 0.9%
McDermott International, Inc. *	142,100	5,939,780

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2006

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 4.8%
ITT Corp	256,700	$ 13,161,009
Kennametal, Inc	208,400	11,805,860
Manitowoc Co. (p)	138,800	6,216,852

		31,183,721

Road & Rail 0.9%
Landstar System, Inc	143,500	6,127,450

INFORMATION TECHNOLOGY 21.5%
Communications Equipment 4.1%
F5 Networks, Inc. *	249,100	13,381,652
Redback Networks, Inc. * (p)	383,600	5,324,368
Sonus Networks, Inc. * (p)	1,450,322	7,628,694

		26,334,714

Computers & Peripherals 2.1%
Network Appliance, Inc. *	364,300	13,482,743

Electronic Equipment & Instruments 1.7%
Amphenol Corp., Class A (p)	176,300	10,918,259

Internet Software & Services 2.4%
Akamai Technologies, Inc. * (p)	307,200	15,356,928

IT Services 3.9%
Alliance Data Systems Corp. *	230,400	12,715,776
Cognizant Technology Solutions Corp., Class A *	171,200	12,679,072

		25,394,848

Semiconductors & Semiconductor Equipment 3.3%
Fairchild Semiconductor International, Inc., Class A *	484,800	9,065,760
Intersil Corp. (p)	515,300	12,650,615

		21,716,375

Software 4.0%
Amdocs, Ltd. *	335,800	13,297,680
Autodesk, Inc. *	355,800	12,374,724

		25,672,404

MATERIALS 1.2%
Chemicals 1.2%
NOVA Chemicals Corp. (p)	263,700	8,098,227

TELECOMMUNICATION SERVICES 4.9%
Wireless Telecommunication Services 4.9%
Leap Wireless International, Inc. * (p)	362,414	17,573,455
NII Holdings, Inc., Class B * (p)	224,132	13,932,045

		31,505,500

Total Common Stocks (cost $528,386,278)		639,663,492

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2006

	Shares	Value

SHORT-TERM INVESTMENTS 25.3%
MUTUAL FUND SHARES 25.3%
Evergreen Institutional Money Market Fund ø	2,233,626	$ 2,233,626
Navigator Prime Portfolio (pp)	161,083,622	161,083,622

Total Short-Term Investments (cost $163,317,248)		163,317,248

Total Investments (cost $691,703,526) 124.2%		802,980,740
Other Assets and Liabilities (24.2%)		(156,463,140)

Net Assets 100.0%		$ 646,517,600

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of September 30, 2006:
Consumer Discretionary	27.2%
Information Technology	21.7%
Health Care	16.7%
Industrials	11.1%
Financials	8.6%
Telecommunication Services	4.9%
Energy	4.7%
Consumer Staples	3.8%
Materials	1.3%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006

Assets
Investments in securities, at value (cost $689,469,900) including $156,292,691
securities loaned	$ 800,747,114
Investments in affiliated money market fund, at value (cost $2,233,626)	2,233,626

Total investments	802,980,740
Foreign currency, at value (cost $57)	56
Receivable for securities sold	6,287,198
Receivable for Fund shares sold	414,103
Dividends receivable	191,155
Receivable for securities lending income	12,111
Prepaid expenses and other assets	68,108

Total assets	809,953,471

Liabilities
Payable for Fund shares redeemed	2,134,477
Payable for securities on loan	161,083,622
Advisory fee payable	25,420
Distribution Plan expenses payable	14,782
Due to other related parties	12,458
Accrued expenses and other liabilities	165,112

Total liabilities	163,435,871

Net assets	$ 646,517,600

Net assets represented by
Paid-in capital	$ 627,895,632
Undistributed net investment loss	(50,063)
Accumulated net realized losses on investments	(92,605,182)
Net unrealized gains on investments	111,277,213

Total net assets	$ 646,517,600

Net assets consists of
Class A	$ 505,877,115
Class B	20,820,926
Class C	6,037,297
Class I	113,782,262

Total net assets	$ 646,517,600

Shares outstanding (unlimited number of shares authorized)
Class A	91,099,765
Class B	4,046,065
Class C	1,172,755
Class I	19,901,021

Net asset value per share
Class A	$ 5.55
Class A — Offering price (based on sales charge of 5.75%)	$ 5.89
Class B	$ 5.15
Class C	$ 5.15
Class I	$ 5.72

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended September 30, 2006

Investment income
Dividends (net of foreign withholding taxes of $59,440)	$ 4,246,078
Income from affiliate	555,159
Securities lending	248,039

Total investment income	5,049,276

Expenses
Advisory fee	3,172,287
Distribution Plan expenses
Class A	1,600,123
Class B	236,054
Class C	67,039
Administrative services fee	669,787
Transfer agent fees	996,500
Trustees’ fees and expenses	10,047
Printing and postage expenses	140,759
Custodian and accounting fees	195,479
Registration and filing fees	55,167
Professional fees	87,064
Interest expense	1,764
Other	17,245

Total expenses	7,249,315
Less: Expense reductions	(14,069)

Net expenses	7,235,246

Net investment loss	(2,185,970)

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	11,343,129
Foreign currency related transactions	15,580

Net realized gains on investments	11,358,709
Net change in unrealized gains or losses on investments	4,200,105

Net realized and unrealized gains or losses on investments	15,558,814

Net increase in net assets resulting from operations	$ 13,372,844

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2006		2005

Operations
Net investment loss	$ (2,185,970)		$ (4,592,286)
Net realized gains on investments		11,358,709		74,376,269
Net change in unrealized gains or losses
on investments		4,200,105		35,752,054

Net increase in net assets resulting from
operations		13,372,844		105,536,037

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,030,811	22,209,728	6,614,416	33,316,552
Class B	448,114	2,290,712	671,050	3,189,323
Class C	149,029	775,604	209,123	988,926
Class I	10,386,569	57,734,958	13,802,505	70,233,789

		83,011,002		107,728,590

Automatic conversion of Class B shares
to Class A shares
Class A	394,462	2,173,569	432,239	2,198,022
Class B	(423,891)	(2,173,569)	(461,414)	(2,198,022)

		0		0

Payment for shares redeemed
Class A	(16,996,254)	(93,014,730)	(21,351,778)	(108,291,619)
Class B	(1,244,384)	(6,353,819)	(1,700,348)	(8,098,661)
Class C	(437,129)	(2,190,419)	(659,515)	(3,112,643)
Class I	(5,842,934)	(32,839,000)	(7,045,533)	(36,693,700)

		(134,397,968)		(156,196,623)

Net decrease in net assets resulting from
capital share transactions		(51,386,966)		(48,468,033)

Total increase (decrease) in net assets		(38,014,122)		57,068,004
Net assets
Beginning of period		684,531,722		627,463,718

End of period	$ 646,517,600		$ 684,531,722

Undistributed net investment loss	$ (50,063)		$ (55,282)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Mid Cap Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

18

NOTES TO FINANCIAL STATEMENTS continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses. During the year ended September 30, 2006, the following amounts were reclassified:

Paid-in capital	$ (2,243,601)
Undistributed net investment loss	2,191,189
Accumulated net realized losses on investments	52,412

19

NOTES TO FINANCIAL STATEMENTS continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.51% and declining to 0.26% as average daily net assets increase.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2006, the transfer agent fees were equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2006, the Fund paid brokerage commissions of $139,656 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended September 30, 2006, EIS received $8,132 from the sale of Class A shares and $44,695 and $556 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

20

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $733,072,101 and $782,372,829, respectively, for the year ended September 30, 2006.

During the year ended September 30, 2006, the Fund loaned securities to certain brokers. At September 30, 2006, the value of securities on loan and the value of collateral amounted to $156,292,691 and $161,083,622, respectively.

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $693,201,367. The gross unrealized appreciation and depreciation on securities based on tax cost was $121,772,213 and $11,992,840, respectively, with a net unrealized appreciation of $109,779,373.

As of September 30, 2006, the Fund had $91,107,342 in capital loss carryovers for federal income tax purposes with $83,558,486 expiring in 2010 and $7,548,856 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Loss	Appreciation	Carryovers

$50,063	$109,779,373	$91,107,342

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

21

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% .

During the year ended September 30, 2006, the Fund had average borrowings outstanding of $33,034 at an average rate of 5.34% and paid interest of $1,764.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC

22

NOTES TO FINANCIAL STATEMENTS continued

calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as

23

NOTES TO FINANCIAL STATEMENTS continued

of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Mid Cap Growth Fund, a series of Evergreen Equity Trust, as of September 30, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Mid Cap Growth Fund as of September 30, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 22, 2006

25

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Mid Cap Growth Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of

26

ADDITIONAL INFORMATION (unaudited) continued

the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and

27

ADDITIONAL INFORMATION (unaudited) continued

its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded,

28

ADDITIONAL INFORMATION (unaudited) continued

within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted the Fund had recently changed the Fund’s portfolio manager and EIMC’s representations that it had added additional fundamental research resources to support the new manager. The Trustees noted EIMC represented that it will take some time to determine whether the steps taken will result in improved returns.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of September 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

563825 rv2 11/2006

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

563825 rv2 11/2006

Evergreen Omega Fund

Evergreen

OMEGA FUND

Annual Report
as of September 30, 2006

Evergreen Investments[SM]
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Omega Fund, covering the twelve-month period ended September 30, 2006.

While the U.S. economy demonstrated remarkable resilience throughout the fiscal year, the equity markets fought through some volatile and uncertain periods before finally finishing on a strong note in the closing months of the period. During the year, investors took encouragement from two developments: the relaxation of oil and gas prices, which had reached record heights by early July; and the decision of the U.S. Federal Reserve Board (“Fed”) to pause in its cycle of rate hikes that had seen short-term interest rates rise from 1.00% to 5.25% since June 2004. Led by large-company shares, the stock market rallied sharply in the summer months, lifting the Dow Jones Industrial Average to a near all-time high by the end of the period, although the broader-based Standard & Poor’s 500 Index remained well below its record level.

The domestic economy frequently showed its strength and flexibility throughout the fiscal year. Demand growth was particularly robust in early 2006, with Gross Domestic Product surging by more than 5% in the first quarter of the period. Growth then decelerated to an annualized rate of approximately 2.5% in the second quarter of the period, as speculative activity diminished in the nation’s housing market. Yet healthy levels of growth in personal consumption and business investment enabled demand to grow at more historically average rates, enabling the overall economy to absorb the comparative weakness in housing from prior year levels. In addition, energy prices fell dramatically in the waning months of the fiscal period, boosting consumer confidence and brightening the prospects for lower inflation in the months ahead. Indeed, monetary officials at the Fed seemed to agree, as the moderation in housing and energy highlighted their decisions to hold interest rates steady at their most recent policy meetings.

Equities generally delivered positive returns for the entire twelve month period, albeit with considerable interim volatility. Driven by attractive valuations, large-cap stocks gained the performance edge over mid-cap and small-cap stocks

1

LETTER TO SHAREHOLDERS continued

during the investment period, while value continued to outpace growth. Stock performance, however, was very uneven from sector to sector within the domestic market, which generally fell short of the returns generated internationally.

In this environment, managers of Evergreen’s domestic equity funds tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability. The management team for the Evergreen Large Company Growth Fund and the Evergreen Omega Fund, for example, continued to position their portfolios based upon bottom-up, fundamental analysis. The Evergreen Mid Cap Growth Fund and the Evergreen Small-Mid Growth Fund sought companies that were best positioned to grow in a decelerating economic environment. The team supervising the Evergreen Growth Fund maintained their focus on reasonably priced small-cap growth companies with above-average earnings expectations, while the Evergreen Large Cap Equity Fund employed a diversified core strategy combining both value and growth styles of investing.

While challenges and concerns may periodically surface to weigh on investor sentiment, we believe the fundamental backdrop for long-term investors remains solid. As always, we encourage investors to maintain diversified investment strategies, including allocations to equity funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
  Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:
  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of September 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Aziz Hamzaogullari, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/29/1968

	Class A	Class B	Class C	Class I	Class R
Class inception date	4/29/1968	8/2/1993	8/2/1993	1/13/1997	10/10/2003

Nasdaq symbol	EKOAX	EKOBX	EKOCX	EOMYX	EKORX

Average annual return*

1-year with sales charge	-5.54%	-5.46%	-1.44%	N/A	N/A

1-year w/o sales charge	0.23%	-0.49%	-0.44%	0.57%	0.04%

5-year	3.38%	3.52%	3.87%	4.92%	4.51%

10-year	6.09%	5.93%	5.93%	6.98%	6.67%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes I and R prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes I and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class R would have been lower while returns for Class I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Omega Fund Class A shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 0.23% for the twelve-month period ended September 30, 2006, excluding any applicable sales charges. During the same period, the Russell 1000 Growth returned 6.04%.

The fund seeks long-term capital growth.

The fund trailed the benchmark for the fiscal year, a period which had considerable volatility in equity markets. During the year, we saw the best investment opportunities in the large-cap segment of the market. We have reduced investments in the energy, materials and industrials sectors, while increasing positions in information technology, consumer and health care companies where we found the most compelling risk-reward opportunities.

The investment philosophy guiding the fund’s management centers on fundamental, bottom-up, disciplined long-term investing. Stock selection is based on our independent analysis of the long-term structural attractiveness of a business. Our ultimate goal is to invest in structurally good businesses with sustainable competitive advantages and an ability to grow profitably on a secular basis. We seek to determine the intrinsic value of a company’s business by analyzing a company’s cash flow. We believe successful investing requires the identification of a small number of companies capable of sustaining above-average growth in their long-term cash flows. Because we are long-term investors, we anticipate that portfolio turnover will be somewhat lower than found in a typical growth fund. Our sector weighting decisions will be by-products of our bottom-up company fundamental analysis as we refrain from forecasting macro variables such as interest rates, employment growth and inflation.

For the twelve months, stock selection in information technology, materials and energy contributed positively to results. Several tech holdings performed particularly well, led by Oracle, Cisco Systems, Intel and Microsoft. In energy, Diamond Offshore Drilling and Weatherford International, both of which specialize in deep-water oil and gas drilling operations, were major contributors before they were sold. In materials, the most influential positive performer was Martin Marietta, a leading producer of aggregates such as granite, sandstone, limestone, sand and gravel.

The underweighting of financials stocks and stock selection in the health care and consumer discretionary sectors detracted from results for the twelve months. Among the fund’s consumer discretionary holdings, notable detractors include Amazon, the online retailer, and Chico’s, a women’s specialty retailer. In health care, the major drags came from Alcon, Martek Biosciences, Kos Pharmaceuticals and St. Jude Medical. Of these disappointments in health care, only St. Jude Medical, which produces medical devices used in treating cardiac issues, remained in the portfolio at the end of the period.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of September 30, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2006	9/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 938.42	$ 6.95
Class B	$ 1,000.00	$ 934.80	$ 10.28
Class C	$ 1,000.00	$ 934.96	$ 10.28
Class I	$ 1,000.00	$ 939.85	$ 5.45
Class R	$ 1,000.00	$ 937.43	$ 7.92
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,017.90	$ 7.23
Class B	$ 1,000.00	$ 1,014.44	$ 10.71
Class C	$ 1,000.00	$ 1,014.44	$ 10.71
Class I	$ 1,000.00	$ 1,019.45	$ 5.67
Class R	$ 1,000.00	$ 1,016.90	$ 8.24

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.43% for Class A, 2.12% for Class B, 2.12% for Class C, 1.12% for Class I and 1.63% for Class R), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 25.54	$ 23.00	$ 21.07	$ 16.69	$ 20.43

Income from investment operations
Net investment income (loss)	(0.15)[1]	(0.12)[1]	(0.22)	(0.20)[1]	(0.20)[1]
Net realized and unrealized gains or losses on investments	0.21	2.66	2.15	4.58	(3.54)

Total from investment operations	0.06	2.54	1.93	4.38	(3.74)

Net asset value, end of period	$ 25.60	$ 25.54	$ 23.00	$ 21.07	$ 16.69

Total return[2]	0.23%	11.04%	9.16%	26.24%	(18.31%)

Ratios and supplemental data
Net assets, end of period (thousands)	$520,421	$449,639	$485,315	$441,808	$374,196
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.42%	1.44%	1.49%	1.67%	1.52%
Expenses excluding waivers/reimbursements and expense reductions	1.51%	1.48%	1.51%	1.67%	1.52%
Net investment income (loss)	(0.57%)	(0.49%)	(0.92%)	(1.11%)	(0.97%)
Portfolio turnover rate	128%	134%	159%	206%	170%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 22.62	$ 20.51	$ 18.92	$ 15.10	$ 18.62

Income from investment operations
Net investment income (loss)	(0.29)[1]	(0.25)[1]	(0.34)[1]	(0.30)[1]	(0.33)[1]
Net realized and unrealized gains or losses on investments	0.18	2.36	1.93	4.12	(3.19)

Total from investment operations	(0.11)	2.11	1.59	3.82	(3.52)

Net asset value, end of period	$ 22.51	$ 22.62	$ 20.51	$ 18.92	$ 15.10

Total return[2]	(0.49%)	10.29%	8.40%	25.30%	(18.90%)

Ratios and supplemental data
Net assets, end of period (thousands)	$311,011	$437,122	$542,897	$578,129	$535,527
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.12%	2.14%	2.19%	2.39%	2.27%
Expenses excluding waivers/reimbursements and expense reductions	2.21%	2.18%	2.21%	2.39%	2.27%
Net investment income (loss)	(1.27%)	(1.17%)	(1.62%)	(1.83%)	(1.73%)
Portfolio turnover rate	128%	134%	159%	206%	170%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 22.67	$ 20.57	$ 18.97	$ 15.14	$ 18.67

Income from investment operations
Net investment income (loss)	(0.29)[1]	(0.25)[1]	(0.34)[1]	(0.30)[1]	(0.33)[1]
Net realized and unrealized gains or losses on investments	0.19	2.35	1.94	4.13	(3.20)

Total from investment operations	(0.10)	2.10	1.60	3.83	(3.53)

Net asset value, end of period	$ 22.57	$ 22.67	$ 20.57	$ 18.97	$ 15.14

Total return[2]	(0.44%)	10.21%	8.43%	25.30%	(18.91%)

Ratios and supplemental data
Net assets, end of period (thousands)	$64,042	$92,223	$128,964	$133,551	$126,367
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.12%	2.14%	2.19%	2.39%	2.27%
Expenses excluding waivers/reimbursements and expense reductions	2.21%	2.18%	2.21%	2.39%	2.27%
Net investment income (loss)	(1.27%)	(1.15%)	(1.62%)	(1.83%)	(1.73%)
Portfolio turnover rate	128%	134%	159%	206%	170%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 26.10	$ 23.44	$ 21.40	$ 16.91	$ 20.65

Income from investment operations
Net investment income (loss)	(0.08)[1]	(0.04)[1]	(0.15)	(0.16)[1]	(0.15)[1]
Net realized and unrealized gains or losses on investments	0.23	2.70	2.19	4.65	(3.59)

Total from investment operations	0.15	2.66	2.04	4.49	(3.74)

Net asset value, end of period	$ 26.25	$ 26.10	$ 23.44	$ 21.40	$ 16.91

Total return	0.57%	11.35%	9.53%	26.55%	(18.11%)

Ratios and supplemental data
Net assets, end of period (thousands)	$16,344	$10,526	$15,127	$13,913	$11,519
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.12%	1.14%	1.19%	1.39%	1.28%
Expenses excluding waivers/reimbursements and expense reductions	1.21%	1.18%	1.21%	1.39%	1.28%
Net investment income (loss)	(0.30%)	(0.15%)	(0.62%)	(0.83%)	(0.72%)
Portfolio turnover rate	128%	134%	159%	206%	170%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS R	2006	2005	2004[1]

Net asset value, beginning of period	$25.46	$22.97	$22.31

Income from investment operations
Net investment income (loss)	(0.19)[2]	(0.24)[2]	(0.22)[2]
Net realized and unrealized gains or losses on investments	0.20	2.73	0.88

Total from investment operations	0.01	2.49	0.66

Net asset value, end of period	$25.47	$25.46	$22.97

Total return	0.04%	10.84%	2.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 445	$ 385	$ 7
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.62%	1.63%	1.64%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.71%	1.67%	1.66%[3]
Net investment income (loss)	(0.75%)	(0.98%)	(1.00%)[3]
Portfolio turnover rate	128%	134%	159%

1 For the period from October 10, 2003 (commencem ent of class operations), to September 30, 2004.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

September 30, 2006

	Shares	Value

COMMON STOCKS 100.0%
CONSUMER DISCRETIONARY 17.9%
Diversified Consumer Services 3.1%
Apollo Group, Inc., Class A *	576,433	$ 28,383,561

Hotels, Restaurants & Leisure 3.9%
Carnival Corp	239,181	11,248,682
OSI Restaurant Partners, Inc. (p)	760,653	24,120,307

		35,368,989

Internet & Catalog Retail 3.9%
Amazon.com, Inc. * (p)	1,097,292	35,245,019

Media 2.7%
Omnicom Group, Inc	268,540	25,135,344

Multi-line Retail 0.9%
Target Corp	150,102	8,293,136

Specialty Retail 3.4%
Best Buy Co., Inc	282,152	15,112,061
Chico’s FAS, Inc. * (p)	751,706	16,184,230

		31,296,291

CONSUMER STAPLES 8.6%
Beverages 2.8%
Coca-Cola Co	563,743	25,188,037

Food & Staples Retailing 3.4%
Wal-Mart Stores, Inc	622,843	30,718,617

Household Products 2.4%
Procter & Gamble Co	361,991	22,436,202

ENERGY 1.9%
Oil, Gas & Consumable Fuels 1.9%
Chevron Corp	135,500	8,788,530
ConocoPhillips	135,640	8,074,649

		16,863,179

FINANCIALS 6.4%
Capital Markets 1.0%
Legg Mason, Inc	91,200	9,198,432

Diversified Financial Services 2.7%
Citigroup, Inc	503,204	24,994,142

Insurance 2.7%
Marsh & McLennan Cos	871,592	24,535,315

HEALTH CARE 21.9%
Biotechnology 6.1%
Amgen, Inc. *	507,545	36,304,694
Biogen Idec, Inc. *	436,225	19,490,533

		55,795,227

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2006

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 8.3%
Medtronic, Inc	505,815	$ 23,490,048
St. Jude Medical, Inc. *	754,903	26,640,527
Zimmer Holdings, Inc. * (p)	381,756	25,768,530

		75,899,105

Pharmaceuticals 7.5%
Abbott Laboratories	413,930	20,100,441
Bristol-Myers Co	1,030,121	25,670,615
Johnson & Johnson	164,253	10,666,590
Pfizer, Inc	414,491	11,754,965

		68,192,611

INDUSTRIALS 5.6%
Industrial Conglomerates 3.9%
Tyco International, Ltd	1,266,725	35,455,633

Machinery 1.7%
Pall Corp	497,138	15,316,822

INFORMATION TECHNOLOGY 37.7%
Communications Equipment 4.9%
Cisco Systems, Inc. *	1,193,027	27,439,621
QUALCOMM, Inc	468,841	17,042,370

		44,481,991

Computers & Peripherals 7.1%
Dell, Inc. *	1,209,712	27,629,822
Lexmark International, Inc., Class A * (p)	642,228	37,030,867

		64,660,689

Internet Software & Services 6.4%
eBay, Inc. *	1,127,826	31,985,145
Google, Inc., Class A *	66,335	26,660,037

		58,645,182

IT Services 3.3%
Affiliated Computer Services, Inc., Class A * (p)	394,437	20,455,503
Automatic Data Processing, Inc	214,092	10,135,115

		30,590,618

Semiconductors & Semiconductor Equipment 8.0%
Altera Corp. *	1,873,087	34,427,339
Intel Corp	1,091,761	22,457,524
KLA-Tencor Corp	121,217	5,390,520
Texas Instruments, Inc	310,986	10,340,284

		72,615,667

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2006

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 8.0%
Microsoft Corp	1,245,406	$ 34,036,946
Oracle Corp. *	2,176,631	38,613,434

		72,650,380

Total Common Stocks (cost $869,234,997)		911,960,189

SHORT-TERM INVESTMENTS 6.3%
MUTUAL FUND SHARES 6.3%
Evergreen Institutional U.S. Government Money Market Fund ø	2,677,420	2,677,420
Navigator Prime Portfolio (pp)	54,799,716	54,799,716

Total Short-Term Investments (cost $57,477,136)		57,477,136

Total Investments (cost $926,712,133) 106.3%		969,437,325
Other Assets and Liabilities (6.3%)		(57,174,181)

Net Assets 100.0%		$ 912,263,144

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of September 30, 2006:
Information Technology	37.7%
Health Care	22.0%
Consumer Discretionary	17.9%
Consumer Staples	8.6%
Financials	6.4%
Industrials	5.6%
Energy	1.8%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006

Assets
Investments in securities, at value (cost $924,034,713) including $53,355,282 of securities
loaned	$ 966,759,905
Investments in affiliated money market fund, at value (cost $2,677,420)	2,677,420

Total investments	969,437,325
Receivable for Fund shares sold	115,809
Dividends receivable	462,912
Receivable for securities lending income	1,566
Prepaid expenses and other assets	17,702

Total assets	970,035,314

Liabilities
Payable for Fund shares redeemed	2,655,852
Payable for securities on loan	54,799,716
Advisory fee payable	30,447
Distribution Plan expenses payable	44,021
Due to other related parties	33,728
Accrued expenses and other liabilities	208,406

Total liabilities	57,772,170

Net assets	$ 912,263,144

Net assets represented by
Paid-in capital	$ 1,391,046,795
Undistributed net investment loss	(46,522)
Accumulated net realized losses on investments	(521,462,321)
Net unrealized gains on investments	42,725,192

Total net assets	$ 912,263,144

Net assets consists of
Class A	$ 520,420,711
Class B	311,010,885
Class C	64,042,493
Class I	16,343,802
Class R	445,253

Total net assets	$ 912,263,144

Shares outstanding (unlimited number of shares authorized)
Class A	20,327,964
Class B	13,813,851
Class C	2,837,318
Class I	622,629
Class R	17,480

Net asset value per share
Class A	$ 25.60
Class A — Offering price (based on sales charge of 5.75%)	$ 27.16
Class B	$ 22.51
Class C	$ 22.57
Class I	$ 26.25
Class R	$ 25.47

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended September 30, 2006

Investment income
Dividends (net of foreign withholding taxes of $57,791)	$ 6,856,359
Income from affiliate	674,074
Securities lending	92,568

Total investment income	7,623,001

Expenses
Advisory fee	4,866,387
Distribution Plan expenses
Class A	1,302,161
Class B	3,720,236
Class C	762,110
Class R	2,117
Administrative services fee	887,937
Transfer agent fees	4,396,321
Trustees’ fees and expenses	15,309
Printing and postage expenses	256,002
Custodian and accounting fees	241,192
Registration and filing fees	94,356
Professional fees	46,474
Interest expense	1,000
Other	22,223

Total expenses	16,613,825
Less: Expense reductions	(15,395)
Fee waivers	(816,764)

Net expenses	15,781,666

Net investment loss	(8,158,665)

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	134,559,045
Foreign currency related transactions	9,305

Net realized gains on investments	134,568,350
Net change in unrealized gains or losses on investments	(117,205,351)

Net realized and unrealized gains or losses on investments	17,362,999

Net increase in net assets resulting from operations	$ 9,204,334

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2006		2005

Operations
Net investment loss	$ (8,158,665)		$ (9,396,858)
Net realized gains on investments		134,568,350		104,570,938
Net change in unrealized gains or
losses on investments		(117,205,351)		13,431,879

Net increase in net assets resulting
from operations		9,204,334		108,605,959

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	989,707	25,698,561	1,682,922	40,738,050
Class B	422,696	9,664,856	807,259	17,338,229
Class C	115,963	2,668,266	231,976	4,971,352
Class I	49,588	1,303,861	126,452	3,097,286
Class R	4,858	125,348	16,766	410,159

		39,460,892		66,555,076

Automatic conversion of Class B
shares to Class A shares
Class A	2,018,499	52,271,228	1,321,260	31,867,528
Class B	(2,288,531)	(52,271,228)	(1,486,348)	(31,867,528)

		0		0

Payment for shares redeemed
Class A	(5,327,496)	(136,904,995)	(6,495,845)	(157,265,578)
Class B	(4,708,914)	(106,990,824)	(6,456,473)	(138,603,237)
Class C	(1,539,446)	(35,081,520)	(2,434,963)	(52,538,931)
Class I	(162,435)	(4,248,200)	(368,545)	(9,119,609)
Class R	(2,489)	(61,571)	(1,976)	(48,701)

		(283,287,110)		(357,576,056)

Net asset value of shares issued in
acquisition
Class A	5,039,897	122,033,502	0	0
Class B	1,059,796	22,582,434	0	0
Class C	193,212	4,127,458	0	0
Class I	332,260	8,246,579	0	0

		156,989,973		0

Net decrease in net assets resulting
from capital share transactions		(86,836,245)		(291,020,980)

Total decrease in net assets		(77,631,911)		(182,415,021)
Net assets
Beginning of period		989,895,055		1,172,310,076

End of period	$ 912,263,144		$ 989,895,055

Undistributed net investment loss	$ (46,522)		$ (26,137)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Omega Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

18

NOTES TO FINANCIAL STATEMENTS continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses and certain capital loss carryovers assumed as a result of acquisitions. During the year ended September 30, 2006, the following amounts were reclassified:

Paid-in capital	$ 21,041,069
Undistributed net investment loss	8,138,280
Accumulated net realized losses on investments	(29,179,349)

19

NOTES TO FINANCIAL STATEMENTS continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.41% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Omega Fund, increase. Prior to June 1, 2006, EIMC was paid an annual fee starting at 0.66% and declining 0.41% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, increased.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended September 30, 2006, EIMC waived its advisory fee in the amount of $816,764.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2006, the transfer agent fees were equivalent to an annual rate of 0.49% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2006, the Fund paid brokerage commissions of $179,040 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net

20

NOTES TO FINANCIAL STATEMENTS continued

assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended September 30, 2006, EIS received $21,738 from the sale of Class A shares and $772,710 and $3,373 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on August 25, 2006, the Fund acquired the net assets of Evergreen Aggressive Growth Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shares of Evergreen Aggressive Growth Fund at an exchange ratio of 0.69, 0.71, 0.70 and 0.71 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized depreciation of $1,066,847. The aggregate net assets of the Fund and Evergreen Aggressive Growth Fund immediately prior to the acquisition were $733,831,066 and $156,989,973, respectively. The aggregate net assets of the Fund immediately after the acquisition were $890,821,039.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,138,819,071 and $1,364,827,608, respectively, for the year ended September 30, 2006.

During the year ended September 30, 2006, the Fund loaned securities to certain brokers. At September 30, 2006, the value of securities on loan and the value of collateral amounted to $53,355,282 and $54,799,716, respectively.

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $927,311,658. The gross unrealized appreciation and depreciation on securities based on tax cost was $57,412,144 and $15,286,477, respectively, with a net unrealized appreciation of $42,125,667.

As of September 30, 2006, the Fund had $520,862,796 in capital loss carryovers for federal income tax purposes with $11,216,683 expiring in 2009, $310,225,086 expiring in 2010 and $199,421,027 expiring in 2011.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers was limited during the year ended September 30, 2006 in accordance with income tax regulations.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2006, the Fund did not participate in the interfund lending program.

21

NOTES TO FINANCIAL STATEMENTS continued

8. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2006 the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryovers

$46,522	$42,125,667	$520,862,796

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%.

During the year ended September 30, 2006, the Fund had average borrowings outstanding of $18,302 at an average rate of 5.46% and paid interest of $1,000.

12. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

13. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things.

22

NOTES TO FINANCIAL STATEMENTS continued

The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

23

NOTES TO FINANCIAL STATEMENTS continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

14. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Omega Fund, a series of Evergreen Equity Trust, as of September 30, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Omega Fund as of September 30, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 21, 2006

25

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Omega Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

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ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and

27

ADDITIONAL INFORMATION (unaudited) continued

other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were

28

ADDITIONAL INFORMATION (unaudited) continued

appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund’s portfolio management team had changed significantly during the prior year and that the Fund’s new portfolio management team relies on a somewhat different process from that of the predecessor management team. The Trustees noted that it will take some time to determine whether this new approach will deliver improved returns, although EIMC represented that returns had improved recently.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that for purposes of calculating the Fund’s advisory fee, EIMC has agreed to aggregate the Fund’s assets with those of its variable annuity counterpart, so that the Fund may receive greater benefit from its advisory fee breakpoint schedule. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the prof-

29

ADDITIONAL INFORMATION (unaudited) continued

itability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of September 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2005

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

563830 rv4 11/2006

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

563830 rv4 11/2006

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the six series of the Registrant’s annual financial statements for the fiscal years ended September 30, 2006 and September 30, 2005, and fees billed for other services rendered by KPMG LLP.

	2006	2005
Audit fees	$129,699	$124,389
Audit-related fees (1)	5,000	2,400

Audit and audit-related fees	134,699	126,789
Tax fees (2)	5,300	0
Non-audit fees (3)	665,575	850,575
All other fees	0	0

Total fees	$805,574	$977,364

(1) Audit-related fees consists principally of fees for any merger related activity.

(2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

(3) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2006

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: November 28, 2006